UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2005

Item 1. Reports to Stockholders

(2_fidelity_logos) (Registered_Trademark)

Fidelity Advisor

Destiny I Fund

Class A, Class T, Class B and Class C

Annual Report

September 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Destiny® I

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	8.09%	-6.37%	3.16%
Class T (incl. 3.50% sales charge) B	10.67%	-5.93%	3.73%
Class B (incl. contingent deferred sales charge) C	9.51%	-5.59%	4.08%
Class C (incl. contingent deferred sales charge) D	13.51%	-5.29%	4.08%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares (effective July 12, 2005, Class N was renamed Class A) took place on April 30, 1999. Returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class T returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class B returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class B shares' contingent deferred sales charge included in the past 1 year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class C returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class C shares' contingent deferred sales charge included in the past 1 year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Destiny I: Class A on September 30, 1995, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on April 30, 1999. See above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Cohen, Portfolio Manager of Fidelity Advisor Destiny I

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

For the 12 months ending September 30, 2005, the fund's Class A shares were up 14.68% (unadjusted for sales charges), outpacing both the LipperSM Growth Funds Average, which rose 14.30%, and the S&P 500®. (For additional performance information on the fund's Class A, Class T, Class B and Class C shares, after sales charges, please refer to the performance section of this report.) The fund's overweighting in energy - far and away the market's strongest-performing sector during the period - along with solid stock picking there, provided the biggest contributions in both absolute terms and relative to the index. Independent refiner Valero Energy and energy services giant Halliburton were among the top contributors. Favorable stock picking within the commercial services and supplies, materials, and software and services groups also helped, with names such as professional staffing firm Robert Half International, seed producer Monsanto and Internet search engine Google, respectively, each boosting the fund's return. I sold the Monsanto position to lock in profits. Unfortunately, an underweighting in utilities, which was the second-best performing sector during the period, offset some of the handsome gains in energy. Owning only minimal stakes in several strong-performing index components also hurt, as did our overweighted positions in such poorly performing names as Biogen Idec, the big biotech firm, which I ultimately sold, and Wal-Mart, the nation's No. 1 retailer.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny I: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny I: Class T, B, C, and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,091.30	$ 2.57 B
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.48 C
Class A
Actual	$ 1,000.00	$ 1,087.00	$ 5.60 B
HypotheticalA	$ 1,000.00	$ 1,019.70	$ 5.42 C
Class T
Actual	$ 1,000.00	$ 1,031.20	$ 2.66 B
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 5.97 C
Class B
Actual	$ 1,000.00	$ 1,029.60	$ 3.87 B
HypotheticalA	$ 1,000.00	$ 1,016.44	$ 8.69 C
Class C
Actual	$ 1,000.00	$ 1,029.60	$ 3.81 B
HypotheticalA	$ 1,000.00	$ 1,016.60	$ 8.54 C
Institutional Class
Actual	$ 1,000.00	$ 1,032.10	$ 1.56 B
HypotheticalA	$ 1,000.00	$ 1,021.61	$ 3.50 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	1.07%
Class T	1.18%
Class B	1.72%
Class C	1.69%
Institutional Class	.69%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		General Electric Co.
General Electric Co.		Microsoft Corp.
Wal-Mart Stores, Inc.		Walt Disney Co.
Microsoft Corp.		Intel Corp.
Home Depot, Inc.		Time Warner, Inc.
Robert Half International, Inc.		Honeywell International, Inc.
eBay, Inc.		Schlumberger Ltd. (NY Shares)
Dell, Inc.		American Express Co.
UnitedHealth Group, Inc.		Exxon Mobil Corp.
Goldman Sachs Group, Inc.		Dell, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Financials	28.2	Information Technology	22.3
Information Technology	16.8	Industrials	18.8
Industrials	14.6	Financials	12.7
Consumer Discretionary	14.1	Consumer Discretionary	11.4
Energy	13.0	Health Care	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 98.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	12.1%	** Foreign investments	7.8%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	1,022,960	$ 67,914,314
Bright Horizons Family Solutions, Inc. (a)	288,600	11,082,240
		78,996,554
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	443,800	22,181,124
Starbucks Corp. (a)	377,700	18,922,770
		41,103,894
Internet & Catalog Retail - 2.9%
eBay, Inc. (a)	2,157,300	88,880,760
Media - 1.9%
Lamar Advertising Co. Class A (a)	422,400	19,160,064
Univision Communications, Inc. Class A (a)	1,444,500	38,322,585
		57,482,649
Specialty Retail - 5.1%
Aeropostale, Inc. (a)	682,700	14,507,375
Home Depot, Inc.	2,686,200	102,451,668
Staples, Inc.	1,933,600	41,224,352
		158,183,395
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	479,902	8,729,417
TOTAL CONSUMER DISCRETIONARY		433,376,669
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 3.7%
Wal-Mart Stores, Inc.	2,613,500	114,523,570
Food Products - 0.9%
Nestle SA (Reg.)	96,977	28,401,424
TOTAL CONSUMER STAPLES		142,924,994
ENERGY - 13.0%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	317,800	18,966,304
BJ Services Co.	386,400	13,906,536
Grant Prideco, Inc. (a)	191,449	7,782,402
Halliburton Co.	687,400	47,100,648
National Oilwell Varco, Inc. (a)	382,100	25,142,180
Noble Corp.	227,400	15,567,804
Schlumberger Ltd. (NY Shares)	351,500	29,659,570
Smith International, Inc.	322,000	10,725,820
Weatherford International Ltd. (a)	276,200	18,963,892
		187,815,156
Oil, Gas & Consumable Fuels - 6.9%
Amerada Hess Corp.	120,400	16,555,000
Apache Corp.	319,500	24,032,790
ConocoPhillips	599,000	41,876,090
Forest Oil Corp. (a)	289,400	15,077,740

	Shares	Value (Note 1)
Occidental Petroleum Corp.	307,100	$ 26,235,553
Total SA sponsored ADR	325,500	44,209,410
Valero Energy Corp.	374,300	42,318,358
		210,304,941
TOTAL ENERGY		398,120,097
FINANCIALS - 28.2%
Capital Markets - 5.1%
Goldman Sachs Group, Inc.	688,900	83,756,462
Merrill Lynch & Co., Inc.	420,300	25,785,405
UBS AG (NY Shares)	534,800	45,725,400
		155,267,267
Commercial Banks - 3.3%
Bank of America Corp.	1,939,200	81,640,320
Standard Chartered PLC (United Kingdom)	603,400	13,021,641
State Bank of India	316,331	7,610,583
		102,272,544
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	1,849,100	62,739,963
Insurance - 17.5%
ACE Ltd.	1,646,270	77,489,929
AMBAC Financial Group, Inc.	1,126,800	81,197,208
American International Group, Inc.	3,459,164	214,329,804
Hartford Financial Services Group, Inc.	439,300	33,900,781
W.R. Berkley Corp.	1,182,976	46,703,892
XL Capital Ltd. Class A	1,209,800	82,302,694
		535,924,308
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	207,800	9,313,596
TOTAL FINANCIALS		865,517,678
HEALTH CARE - 7.4%
Biotechnology - 1.0%
Cephalon, Inc. (a)	687,700	31,923,034
Health Care Equipment & Supplies - 0.7%
Waters Corp. (a)	496,300	20,646,080
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	1,507,700	84,732,740
Pharmaceuticals - 2.9%
Allergan, Inc.	207,000	18,965,340
Roche Holding AG (participation certificate)	289,054	40,160,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	899,400	30,057,948
		89,183,947
TOTAL HEALTH CARE		226,485,801
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,516,200	$ 56,857,500
Commercial Services & Supplies - 3.1%
Robert Half International, Inc.	2,652,880	94,415,999
Construction & Engineering - 0.5%
Fluor Corp.	225,000	14,485,500
Industrial Conglomerates - 7.0%
General Electric Co.	5,394,500	181,632,815
Tyco International Ltd.	1,248,600	34,773,510
		216,406,325
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	430,900	25,767,820
Norfolk Southern Corp.	978,700	39,696,072
		65,463,892
TOTAL INDUSTRIALS		447,629,216
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	538,100	12,801,399
Computers & Peripherals - 2.8%
Dell, Inc. (a)	2,519,500	86,166,900
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	299,360	12,076,182
CDW Corp.	263,500	15,525,420
National Instruments Corp.	744,000	18,332,160
		45,933,762
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	251,900	79,716,274
Yahoo!, Inc. (a)	1,259,800	42,631,632
		122,347,906
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	301,600	16,467,360
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	456,400	17,840,676
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC sponsored ADR	3,742,100	23,462,967
FormFactor, Inc. (a)	357,300	8,153,586
Intel Corp.	2,364,400	58,282,460
		89,899,013
Software - 4.1%
Microsoft Corp.	4,119,498	105,994,684
Symantec Corp. (a)	810,600	18,368,196
		124,362,880
TOTAL INFORMATION TECHNOLOGY		515,819,896
TOTAL COMMON STOCKS (Cost $2,872,263,860)		3,029,874,351
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(c) (Cost $1,426,590)	262,000	$ 262
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 3.82% (b) (Cost $4,665,330)	4,665,330	4,665,330
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,878,355,780)		3,034,539,943
NET OTHER ASSETS - 1.2%		35,666,952
NET ASSETS - 100%		$ 3,070,206,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,441,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Switzerland	3.7%
Bermuda	2.5%
France	1.4%
United Kingdom	1.1%
Israel	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (cost $2,878,355,780) - See accompanying schedule		$ 3,034,539,943
Receivable for investments sold Regular delivery		98,406,704
Delayed delivery		116,488
Receivable for fund shares sold		47,672
Dividends receivable		2,450,766
Interest receivable		69,388
Prepaid expenses		1,713
Other affiliated receivables		44,674
Other receivables		204,319
Total assets		3,135,881,667
Liabilities
Payable for investments purchased	$ 61,497,021
Payable for fund shares redeemed	2,723,158
Accrued management fee	1,122,659
Distribution fees payable	16,875
Other affiliated payables	258,435
Other payables and accrued expenses	56,624
Total liabilities		65,674,772
Net Assets		$ 3,070,206,895
Net Assets consist of:
Paid in capital		$ 3,826,241,261
Undistributed net investment income		18,998,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(931,211,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,178,020
Net Assets		$ 3,070,206,895
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($2,988,757,559 ÷ 221,280,929 shares)		$ 13.51
Class A: Net Asset Value and redemption price per share ($80,937,841 ÷ 6,111,231 shares)		$ 13.24
Maximum offering price per share (100/94.25 of $13.24)		$ 14.05
Class T: Net Asset Value and redemption price per share ($199,474 ÷ 15,069 shares)		$ 13.24
Maximum offering price per share (100/96.5 of $13.24)		$ 13.72
Class B: Net Asset Value and offering price per share ($105,801 ÷ 8,001 shares) A		$ 13.22
Class C: Net Asset Value and offering price per share ($102,994 ÷ 7,788 shares) A		$ 13.22
Institutional Class: Net Asset Value, offering price and redemption price per share ($103,226 ÷ 7,645 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends		$ 38,414,100
Special Dividends		14,058,594
Interest		856,534
Security lending		129,748
Total income		53,458,976

Expenses
Management fee	$ 13,870,169
Transfer agent fees	465,298
Distribution fees	160,648
Accounting and security lending fees	983,928
Independent trustees' compensation	15,644
Appreciation in deferred trustee compensation account	2,005
Custodian fees and expenses	116,772
Registration fees	87,810
Audit	64,960
Legal	13,700
Interest	11,505
Miscellaneous	35,559
Total expenses before reductions	15,827,998
Expense reductions	(1,663,552)	14,164,446
Net investment income (loss)		39,294,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	417,764,084
Foreign currency transactions	(363,130)
Total net realized gain (loss)		417,400,954
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,397,112)
Assets and liabilities in foreign currencies	(11,937)
Total change in net unrealized appreciation (depreciation)		(6,409,049)
Net gain (loss)		410,991,905
Net increase (decrease) in net assets resulting from operations		$ 450,286,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,294,530	$ 26,256,669
Net realized gain (loss)	417,400,954	274,748,579
Change in net unrealized appreciation (depreciation)	(6,409,049)	(44,563,179)
Net increase (decrease) in net assets resulting from operations	450,286,435	256,442,069
Distributions to shareholders from net investment income	(41,350,640)	(25,342,370)
Share transactions - net increase (decrease)	(490,873,071)	(254,318,416)
Total increase (decrease) in net assets	(81,937,276)	(23,218,717)

Net Assets
Beginning of period	3,152,144,171	3,175,362,888
End of period (including undistributed net investment income of $18,998,999 and undistributed net investment income of $21,418,241, respectively)	$ 3,070,206,895	$ 3,152,144,171

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) C	.16 D	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return A,B	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.48%	.40%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	1.27% D	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) D	.08 E	- G	- G	(.01)	(.02)
Net realized and unrealized gain (loss)	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return A,B,C	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of voluntary waivers, if any	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.67% E	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	.40
Total from investment operations	.40
Net asset value, end of period	$ 13.24
Total Return B,C,D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A
Expenses net of voluntary waivers, if any	1.18% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 199
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total ReturnB,C,D	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.72%A
Expenses net of voluntary waivers, if any	1.72%A
Expenses net of all reductions	1.67%A
Net investment income (loss)	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total Return B,C,D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	1.69% A
Expenses net of voluntary waivers, if any	1.69% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.41
Total from investment operations	.42
Net asset value, end of period	$ 13.50
Total Return B,C	3.21%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.69% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 290,972,737
Unrealized depreciation	(169,179,191)
Net unrealized appreciation (depreciation)	121,793,546
Undistributed ordinary income	19,095,387
Capital loss carryforward	(896,826,762)

Cost for federal income tax purposes	$ 2,912,746,397

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 41,350,640	$ 25,342,370

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,014,053,325 and $4,483,430,391, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 160,071	$ -
Class T	.25%	.25%	114	111
Class B	.75%	.25%	235	234
Class C	.75%	.25%	228	228
			$ 160,648	$ 573

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 463
Class T	1
Class B *	-
Class C *	-
$ 464

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 219,401.01
Class A	245,707.36
Class T	46.20
Class B	52.22
Class C	46.20
Institutional Class	46.20
	$ 465,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,128,584 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,033 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 10,368,583	3.33%	-	$ 11,505

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 48,436
Class A	1,308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,612,012 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction|
Class O	$ 1,784

Annual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 40,955,963	$ 25,277,811
Class A	394,677	64,559
Total	$ 41,350,640	$ 25,342,370

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	5,206,566	6,349,970	$ 65,570,236	$ 76,627,138
Reinvestment of distributions	2,742,268	1,766,801	34,388,033	20,777,620
Shares redeemed	(48,261,972)	(30,794,838)	(610,764,881)	(371,468,255)
Net increase (decrease)	(40,313,138)	(22,678,067)	$ (510,806,612)	$ (274,063,497)
Class A
Shares sold	1,996,836	1,882,840	$ 24,737,006	$ 22,317,765
Reinvestment of distributions	30,337	4,578	374,662	53,108
Shares redeemed	(456,304)	(221,982)	(5,677,227)	(2,625,792)
Net increase (decrease)	1,570,869	1,665,436	$ 19,434,441	$ 19,745,081
Class T
Shares sold	15,069	-	$ 196,319	$ -
Net increase (decrease)	15,069	-	$ 196,319	$ -
Class B
Shares sold	8,001	-	$ 102,781	$ -
Net increase (decrease)	8,001	-	$ 102,781	$ -
Class C
Shares sold	7,788	-	$ 100,000	$ -
Net increase (decrease)	7,788	-	$ 100,000	$ -
Institutional Class
Shares sold	7,645	-	$ 100,000	$ -
Net increase (decrease)	7,645	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny I (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Timothy M. Cohen (36)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Cohen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cohen managed a variety of Fidelity funds. Mr. Cohen also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny I. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny I. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny I. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny I. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class A	100%

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Destiny I - Performance Summary vs. Lipper Objective (%):

Cumulative Total Return (%)
14.0
12.0
10.0
8.0
6.0
4.0
2.0
0.0
12.8
10.9
6.9
5.9
6.4
1 Year
20
15
10
5
0
-5
16.3
11.2
3.7
1.1
-2.7
3 Year
5.0
0.0
-5.0
-10.0
-15.0
-20.0
-25.0
-30.0
-35.0
-40.0
2.1
-11.0
-31.4
-34.3
-34.6
5 Year
75th Percentile
Class O Return
Benchmark Return
Class N Return
25th Percentile

% Beaten		
Class O: 28%	45%	32%
Class N: 22%	38%	26%

Lipper Objective: Growth
SEC Benchmark: S&P 500

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the third quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Destiny I - Class O & N

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Destiny I
Destiny I including Perf. Fee
84
65
45
27
83
66
45
84
68
45
83
69
45
83
68
45
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

	Mar-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	7%	8%	8%	8%	10%
Funds/Classes	1,009	1,138	1,289	1,296	1,305
ASPG Quadrant	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Annual Report

Fidelity Advisor
Destiny I Fund - Class A, T, B, and C

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESI-UANN-1105
1.814743.100

(2_fidelity_logos) (Registered_Trademark)

Fidelity Advisor

Destiny I Fund

Institutional Class

Annual Report

September 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Destiny® I

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	15.38%	-4.49%	4.63%

A The initial offering of Institutional Class shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class O, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Destiny I: Institutional Class on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on July 12, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Cohen, Portfolio Manager of Fidelity Advisor Destiny I

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

For the 12 months ending September 30, 2005, Fidelity Advisor Destiny I outpaced both the LipperSM Growth Funds Average, which rose 14.30%, and the S&P 500®. (For specific performance results, please refer to the performance section of this report.) The fund's overweighting in energy - far and away the market's strongest-performing sector during the period - along with solid stock picking there, provided the biggest contributions in both absolute terms and relative to the index. Independent refiner Valero Energy and energy services giant Halliburton were among the top contributors. Favorable stock picking within the commercial services and supplies, materials, and software and services groups also helped, with names such as professional staffing firm Robert Half International, seed producer Monsanto and Internet search engine Google, respectively, each boosting the fund's return. I sold the Monsanto position to lock in profits. Unfortunately, an underweighting in utilities, which was the second-best performing sector during the period, offset some of the handsome gains in energy. Owning only minimal stakes in several strong-performing index components also hurt, as did our overweighted positions in such poorly performing names as Biogen Idec, the big biotech firm, which I ultimately sold, and Wal-Mart, the nation's No. 1 retailer.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny I: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny I: Class T, B, C, and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,091.30	$ 2.57 B
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.48 C
Class A
Actual	$ 1,000.00	$ 1,087.00	$ 5.60 B
HypotheticalA	$ 1,000.00	$ 1,019.70	$ 5.42 C
Class T
Actual	$ 1,000.00	$ 1,031.20	$ 2.66 B
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 5.97 C
Class B
Actual	$ 1,000.00	$ 1,029.60	$ 3.87 B
HypotheticalA	$ 1,000.00	$ 1,016.44	$ 8.69 C
Class C
Actual	$ 1,000.00	$ 1,029.60	$ 3.81 B
HypotheticalA	$ 1,000.00	$ 1,016.60	$ 8.54 C
Institutional Class
Actual	$ 1,000.00	$ 1,032.10	$ 1.56 B
HypotheticalA	$ 1,000.00	$ 1,021.61	$ 3.50 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	1.07%
Class T	1.18%
Class B	1.72%
Class C	1.69%
Institutional Class	.69%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		General Electric Co.
General Electric Co.		Microsoft Corp.
Wal-Mart Stores, Inc.		Walt Disney Co.
Microsoft Corp.		Intel Corp.
Home Depot, Inc.		Time Warner, Inc.
Robert Half International, Inc.		Honeywell International, Inc.
eBay, Inc.		Schlumberger Ltd. (NY Shares)
Dell, Inc.		American Express Co.
UnitedHealth Group, Inc.		Exxon Mobil Corp.
Goldman Sachs Group, Inc.		Dell, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Financials	28.2	Information Technology	22.3
Information Technology	16.8	Industrials	18.8
Industrials	14.6	Financials	12.7
Consumer Discretionary	14.1	Consumer Discretionary	11.4
Energy	13.0	Health Care	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 98.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	12.1%	** Foreign investments	7.8%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	1,022,960	$ 67,914,314
Bright Horizons Family Solutions, Inc. (a)	288,600	11,082,240
		78,996,554
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	443,800	22,181,124
Starbucks Corp. (a)	377,700	18,922,770
		41,103,894
Internet & Catalog Retail - 2.9%
eBay, Inc. (a)	2,157,300	88,880,760
Media - 1.9%
Lamar Advertising Co. Class A (a)	422,400	19,160,064
Univision Communications, Inc. Class A (a)	1,444,500	38,322,585
		57,482,649
Specialty Retail - 5.1%
Aeropostale, Inc. (a)	682,700	14,507,375
Home Depot, Inc.	2,686,200	102,451,668
Staples, Inc.	1,933,600	41,224,352
		158,183,395
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	479,902	8,729,417
TOTAL CONSUMER DISCRETIONARY		433,376,669
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 3.7%
Wal-Mart Stores, Inc.	2,613,500	114,523,570
Food Products - 0.9%
Nestle SA (Reg.)	96,977	28,401,424
TOTAL CONSUMER STAPLES		142,924,994
ENERGY - 13.0%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	317,800	18,966,304
BJ Services Co.	386,400	13,906,536
Grant Prideco, Inc. (a)	191,449	7,782,402
Halliburton Co.	687,400	47,100,648
National Oilwell Varco, Inc. (a)	382,100	25,142,180
Noble Corp.	227,400	15,567,804
Schlumberger Ltd. (NY Shares)	351,500	29,659,570
Smith International, Inc.	322,000	10,725,820
Weatherford International Ltd. (a)	276,200	18,963,892
		187,815,156
Oil, Gas & Consumable Fuels - 6.9%
Amerada Hess Corp.	120,400	16,555,000
Apache Corp.	319,500	24,032,790
ConocoPhillips	599,000	41,876,090
Forest Oil Corp. (a)	289,400	15,077,740

	Shares	Value (Note 1)
Occidental Petroleum Corp.	307,100	$ 26,235,553
Total SA sponsored ADR	325,500	44,209,410
Valero Energy Corp.	374,300	42,318,358
		210,304,941
TOTAL ENERGY		398,120,097
FINANCIALS - 28.2%
Capital Markets - 5.1%
Goldman Sachs Group, Inc.	688,900	83,756,462
Merrill Lynch & Co., Inc.	420,300	25,785,405
UBS AG (NY Shares)	534,800	45,725,400
		155,267,267
Commercial Banks - 3.3%
Bank of America Corp.	1,939,200	81,640,320
Standard Chartered PLC (United Kingdom)	603,400	13,021,641
State Bank of India	316,331	7,610,583
		102,272,544
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	1,849,100	62,739,963
Insurance - 17.5%
ACE Ltd.	1,646,270	77,489,929
AMBAC Financial Group, Inc.	1,126,800	81,197,208
American International Group, Inc.	3,459,164	214,329,804
Hartford Financial Services Group, Inc.	439,300	33,900,781
W.R. Berkley Corp.	1,182,976	46,703,892
XL Capital Ltd. Class A	1,209,800	82,302,694
		535,924,308
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	207,800	9,313,596
TOTAL FINANCIALS		865,517,678
HEALTH CARE - 7.4%
Biotechnology - 1.0%
Cephalon, Inc. (a)	687,700	31,923,034
Health Care Equipment & Supplies - 0.7%
Waters Corp. (a)	496,300	20,646,080
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	1,507,700	84,732,740
Pharmaceuticals - 2.9%
Allergan, Inc.	207,000	18,965,340
Roche Holding AG (participation certificate)	289,054	40,160,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	899,400	30,057,948
		89,183,947
TOTAL HEALTH CARE		226,485,801
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,516,200	$ 56,857,500
Commercial Services & Supplies - 3.1%
Robert Half International, Inc.	2,652,880	94,415,999
Construction & Engineering - 0.5%
Fluor Corp.	225,000	14,485,500
Industrial Conglomerates - 7.0%
General Electric Co.	5,394,500	181,632,815
Tyco International Ltd.	1,248,600	34,773,510
		216,406,325
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	430,900	25,767,820
Norfolk Southern Corp.	978,700	39,696,072
		65,463,892
TOTAL INDUSTRIALS		447,629,216
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	538,100	12,801,399
Computers & Peripherals - 2.8%
Dell, Inc. (a)	2,519,500	86,166,900
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	299,360	12,076,182
CDW Corp.	263,500	15,525,420
National Instruments Corp.	744,000	18,332,160
		45,933,762
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	251,900	79,716,274
Yahoo!, Inc. (a)	1,259,800	42,631,632
		122,347,906
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	301,600	16,467,360
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	456,400	17,840,676
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC sponsored ADR	3,742,100	23,462,967
FormFactor, Inc. (a)	357,300	8,153,586
Intel Corp.	2,364,400	58,282,460
		89,899,013
Software - 4.1%
Microsoft Corp.	4,119,498	105,994,684
Symantec Corp. (a)	810,600	18,368,196
		124,362,880
TOTAL INFORMATION TECHNOLOGY		515,819,896
TOTAL COMMON STOCKS (Cost $2,872,263,860)		3,029,874,351
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(c) (Cost $1,426,590)	262,000	$ 262
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 3.82% (b) (Cost $4,665,330)	4,665,330	4,665,330
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,878,355,780)		3,034,539,943
NET OTHER ASSETS - 1.2%		35,666,952
NET ASSETS - 100%		$ 3,070,206,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,441,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Switzerland	3.7%
Bermuda	2.5%
France	1.4%
United Kingdom	1.1%
Israel	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (cost $2,878,355,780) - See accompanying schedule		$ 3,034,539,943
Receivable for investments sold Regular delivery		98,406,704
Delayed delivery		116,488
Receivable for fund shares sold		47,672
Dividends receivable		2,450,766
Interest receivable		69,388
Prepaid expenses		1,713
Other affiliated receivables		44,674
Other receivables		204,319
Total assets		3,135,881,667
Liabilities
Payable for investments purchased	$ 61,497,021
Payable for fund shares redeemed	2,723,158
Accrued management fee	1,122,659
Distribution fees payable	16,875
Other affiliated payables	258,435
Other payables and accrued expenses	56,624
Total liabilities		65,674,772
Net Assets		$ 3,070,206,895
Net Assets consist of:
Paid in capital		$ 3,826,241,261
Undistributed net investment income		18,998,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(931,211,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,178,020
Net Assets		$ 3,070,206,895
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($2,988,757,559 ÷ 221,280,929 shares)		$ 13.51
Class A: Net Asset Value and redemption price per share ($80,937,841 ÷ 6,111,231 shares)		$ 13.24
Maximum offering price per share (100/94.25 of $13.24)		$ 14.05
Class T: Net Asset Value and redemption price per share ($199,474 ÷ 15,069 shares)		$ 13.24
Maximum offering price per share (100/96.5 of $13.24)		$ 13.72
Class B: Net Asset Value and offering price per share ($105,801 ÷ 8,001 shares) A		$ 13.22
Class C: Net Asset Value and offering price per share ($102,994 ÷ 7,788 shares) A		$ 13.22
Institutional Class: Net Asset Value, offering price and redemption price per share ($103,226 ÷ 7,645 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends		$ 38,414,100
Special Dividends		14,058,594
Interest		856,534
Security lending		129,748
Total income		53,458,976

Expenses
Management fee	$ 13,870,169
Transfer agent fees	465,298
Distribution fees	160,648
Accounting and security lending fees	983,928
Independent trustees' compensation	15,644
Appreciation in deferred trustee compensation account	2,005
Custodian fees and expenses	116,772
Registration fees	87,810
Audit	64,960
Legal	13,700
Interest	11,505
Miscellaneous	35,559
Total expenses before reductions	15,827,998
Expense reductions	(1,663,552)	14,164,446
Net investment income (loss)		39,294,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	417,764,084
Foreign currency transactions	(363,130)
Total net realized gain (loss)		417,400,954
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,397,112)
Assets and liabilities in foreign currencies	(11,937)
Total change in net unrealized appreciation (depreciation)		(6,409,049)
Net gain (loss)		410,991,905
Net increase (decrease) in net assets resulting from operations		$ 450,286,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,294,530	$ 26,256,669
Net realized gain (loss)	417,400,954	274,748,579
Change in net unrealized appreciation (depreciation)	(6,409,049)	(44,563,179)
Net increase (decrease) in net assets resulting from operations	450,286,435	256,442,069
Distributions to shareholders from net investment income	(41,350,640)	(25,342,370)
Share transactions - net increase (decrease)	(490,873,071)	(254,318,416)
Total increase (decrease) in net assets	(81,937,276)	(23,218,717)

Net Assets
Beginning of period	3,152,144,171	3,175,362,888
End of period (including undistributed net investment income of $18,998,999 and undistributed net investment income of $21,418,241, respectively)	$ 3,070,206,895	$ 3,152,144,171

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) C	.16 D	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return A,B	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.48%	.40%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	1.27% D	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) D	.08 E	- G	- G	(.01)	(.02)
Net realized and unrealized gain (loss)	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return A,B,C	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of voluntary waivers, if any	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.67% E	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	.40
Total from investment operations	.40
Net asset value, end of period	$ 13.24
Total Return B,C,D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A
Expenses net of voluntary waivers, if any	1.18% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 199
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total ReturnB,C,D	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.72%A
Expenses net of voluntary waivers, if any	1.72%A
Expenses net of all reductions	1.67%A
Net investment income (loss)	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total Return B,C,D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	1.69% A
Expenses net of voluntary waivers, if any	1.69% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.41
Total from investment operations	.42
Net asset value, end of period	$ 13.50
Total Return B,C	3.21%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.69% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 290,972,737
Unrealized depreciation	(169,179,191)
Net unrealized appreciation (depreciation)	121,793,546
Undistributed ordinary income	19,095,387
Capital loss carryforward	(896,826,762)

Cost for federal income tax purposes	$ 2,912,746,397

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 41,350,640	$ 25,342,370

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,014,053,325 and $4,483,430,391, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 160,071	$ -
Class T	.25%	.25%	114	111
Class B	.75%	.25%	235	234
Class C	.75%	.25%	228	228
			$ 160,648	$ 573

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 463
Class T	1
Class B *	-
Class C *	-
$ 464

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 219,401.01
Class A	245,707.36
Class T	46.20
Class B	52.22
Class C	46.20
Institutional Class	46.20
	$ 465,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,128,584 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,033 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 10,368,583	3.33%	-	$ 11,505

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 48,436
Class A	1,308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,612,012 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction|
Class O	$ 1,784

Annual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 40,955,963	$ 25,277,811
Class A	394,677	64,559
Total	$ 41,350,640	$ 25,342,370

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	5,206,566	6,349,970	$ 65,570,236	$ 76,627,138
Reinvestment of distributions	2,742,268	1,766,801	34,388,033	20,777,620
Shares redeemed	(48,261,972)	(30,794,838)	(610,764,881)	(371,468,255)
Net increase (decrease)	(40,313,138)	(22,678,067)	$ (510,806,612)	$ (274,063,497)
Class A
Shares sold	1,996,836	1,882,840	$ 24,737,006	$ 22,317,765
Reinvestment of distributions	30,337	4,578	374,662	53,108
Shares redeemed	(456,304)	(221,982)	(5,677,227)	(2,625,792)
Net increase (decrease)	1,570,869	1,665,436	$ 19,434,441	$ 19,745,081
Class T
Shares sold	15,069	-	$ 196,319	$ -
Net increase (decrease)	15,069	-	$ 196,319	$ -
Class B
Shares sold	8,001	-	$ 102,781	$ -
Net increase (decrease)	8,001	-	$ 102,781	$ -
Class C
Shares sold	7,788	-	$ 100,000	$ -
Net increase (decrease)	7,788	-	$ 100,000	$ -
Institutional Class
Shares sold	7,645	-	$ 100,000	$ -
Net increase (decrease)	7,645	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny I (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Timothy M. Cohen (36)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Cohen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cohen managed a variety of Fidelity funds. Mr. Cohen also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny I. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny I. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny I. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny I. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the third quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Fidelity Advisor
Destiny I Fund - Institutional Class

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESI-I-UANN-1105
1.814750.100

(2_fidelity_logos) (Registered_Trademark)

Fidelity Advisor

Destiny II Fund

Class A, Class T, Class B and Class C

Annual Report

September 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Destiny® II

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	2.60%	-4.33%	7.13%
Class T (incl. 3.50% sales charge) B	5.05%	-3.88%	7.72%
Class B (incl. contingent deferred sales charge) C	3.67%	-3.56%	8.08%
Class C (incl. contingent deferred sales charge) D	7.67%	-3.22%	8.08%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares (effective July 12, 2005, Class N was renamed Class A) took place on April 30, 1999. Returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class T returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class B returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class B shares' contingent deferred sales charge included in the past 1 year, past five year and past 10 year total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class C returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class C shares' contingent deferred sales charge included in the past 1 year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Destiny II: Class A on September 30, 1995, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on April 30, 1999. See above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity Advisor Destiny II

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

During the past 12 months, the fund's Class A shares returned 8.86% (unadjusted for sales charges), trailing the S&P 500® and the 14.30% gain of the LipperSM Growth Funds Average. (For additional performance information on the fund's Class A, Class T, Class B and Class C shares, after sales charges, please refer to the performance section of this report). The most damaging factor relative to the index was a significant underweighting in the energy sector, which appeared due for a correction. Among energy stocks, the fund suffered from too little exposure to integrated oil and gas producer Exxon Mobil, an S&P 500 component. A related problem was the fund's positions in Northwest Airlines and Delta Airlines, which were hurt by rising fuel prices. Fortunately, the fund no longer held either stock when the companies declared bankruptcy in September. On the positive side, an underweighting in financials added to performance, as did stock selection in the consumer discretionary and materials sectors. Corning was the top contributor versus the index and second-best in absolute terms, benefiting from healthy demand for the company's glass from the makers of flat-panel displays. The stock of consumer products giant Altria also performed well. There were some favorable developments in the litigation to decide the company's liability for cigarette-related health problems, and it enjoyed solid international growth as well. Meanwhile, Glamis Gold - another contributor - saw its stock advance due to investors' concerns about worsening inflation.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny II: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny II: Class T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,085.70	$ 3.24B
HypotheticalA	$ 1,000.00	$ 1,021.96	$ 3.14C
Class A
Actual	$ 1,000.00	$ 1,082.60	$ 6.06B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.87C
Class T
Actual	$ 1,000.00	$ 1,028.20	$ 2.99B
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73C
Class B
Actual	$ 1,000.00	$ 1,026.50	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,015.79	$ 9.35C
Class C
Actual	$ 1,000.00	$ 1,026.50	$ 4.09B
HypotheticalA	$ 1,000.00	$ 1,015.94	$ 9.20C
Institutional Class
Actual	$ 1,000.00	$ 1,029.40	$ 1.87B
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.20C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.62%
Class A	1.16%
Class T	1.33%
Class B	1.85%
Class C	1.82%
Institutional Class	.83%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		Microsoft Corp.
Microsoft Corp.		American International Group, Inc.
General Electric Co.		SBC Communications, Inc.
Altria Group, Inc.		Altria Group, Inc.
UnitedHealth Group, Inc.		Verizon Communications, Inc.
SLM Corp.		SLM Corp.
Roche Holding AG (participation certificate)		General Electric Co.
CIENA Corp.		Roche Holding AG (participation certificate)
The Coca-Cola Co.		Procter & Gamble Co.
SBC Communications, Inc.		Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Information Technology	18.0	Financials	15.9
Health Care	17.9	Consumer Staples	14.5
Consumer Discretionary	14.7	Information Technology	14.3
Financials	12.8	Industrials	12.7
Consumer Staples	11.0	Consumer Discretionary	11.3
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 92.8%		Stocks 90.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 8.8%
* Foreign investments	13.3%	** Foreign investments	10.2%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.8%
Delphi Corp. (a)	5,410,951	$ 14,934,225
Gentex Corp.	1,678,600	29,207,640
Lear Corp.	44,300	1,504,871
Michelin SA (Compagnie Generale des Etablissements) Series B	809,605	47,577,231
		93,223,967
Automobiles - 0.1%
Fleetwood Enterprises, Inc. (a)	213,100	2,621,130
Monaco Coach Corp.	81,100	1,195,414
		3,816,544
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	559,900	13,056,868
Vail Resorts, Inc. (a)	100,200	2,880,750
WMS Industries, Inc. (a)	780,300	21,949,839
		37,887,457
Household Durables - 0.4%
Garmin Ltd. (d)	300,000	20,349,000
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	1,470,330	60,577,596
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,100	41,503
MarineMax, Inc. (a)	270,889	6,904,961
Marvel Entertainment, Inc. (a)	616,500	11,016,855
		17,963,319
Media - 6.6%
Clear Channel Communications, Inc.	1,323,000	43,513,470
Cumulus Media, Inc. Class A (a)	1,277,364	15,954,276
Entercom Communications Corp. Class A (a)	681,755	21,536,640
Getty Images, Inc. (a)	21,800	1,875,672
Lamar Advertising Co. Class A (a)	1,086,864	49,300,151
News Corp. Class A	4,801,700	74,858,503
Omnicom Group, Inc.	221,000	18,482,230
Pixar (a)	550,900	24,520,559
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,595,500
Univision Communications, Inc. Class A (a)	2,119,224	56,223,013
XM Satellite Radio Holdings, Inc. Class A (a)	1,019,100	36,595,881
		346,455,895
Specialty Retail - 3.6%
Electronics Boutique Holding Corp. (a)	981,600	61,683,744
GameStop Corp. Class A (a)(d)(e)	1,875,500	59,021,985
Monro Muffler Brake, Inc.	340,138	8,935,425
Staples, Inc.	1,940,150	41,363,998
The Game Group PLC	11,719,089	17,680,475
Urban Outfitters, Inc. (a)	46,000	1,352,400
		190,038,027

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	43,300	$ 3,536,744
TOTAL CONSUMER DISCRETIONARY		773,848,549
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
Coca-Cola Enterprises, Inc.	2,003,100	39,060,450
The Coca-Cola Co.	2,344,100	101,241,679
		140,302,129
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	1,515,300	66,400,446
Food Products - 1.2%
Campbell Soup Co.	349,200	10,388,700
Corn Products International, Inc.	681,100	13,737,787
Hormel Foods Corp.	426,265	14,062,482
Nestle SA:
(Reg.)	42,596	12,474,990
sponsored ADR	191,700	14,089,950
		64,753,909
Household Products - 1.4%
Colgate-Palmolive Co.	468,900	24,753,231
Procter & Gamble Co.	851,100	50,606,406
		75,359,637
Personal Products - 1.0%
Gillette Co.	935,000	54,417,000
Tobacco - 3.4%
Altria Group, Inc.	2,298,100	169,392,951
UST, Inc.	212,500	8,895,250
		178,288,201
TOTAL CONSUMER STAPLES		579,521,322
ENERGY - 2.7%
Energy Equipment & Services - 0.9%
Halliburton Co.	413,300	28,319,316
Schlumberger Ltd. (NY Shares)	234,400	19,778,672
		48,097,988
Oil, Gas & Consumable Fuels - 1.8%
Arch Coal, Inc.	298,300	20,135,250
BP PLC sponsored ADR	100,000	7,085,000
Giant Industries, Inc. (a)	226,800	13,276,872
Peabody Energy Corp.	247,200	20,851,320
Tesoro Corp.	42,600	2,864,424
Valero Energy Corp.	255,700	28,909,442
		93,122,308
TOTAL ENERGY		141,220,296
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.8%
Capital Markets - 0.3%
Morgan Stanley	191,600	$ 10,334,904
T. Rowe Price Group, Inc.	44,659	2,916,233
		13,251,137
Commercial Banks - 0.5%
Bank of America Corp.	42,600	1,793,460
Bank of Communications Co. Ltd. (H Shares)	424,000	179,004
Boston Private Financial Holdings, Inc.	24,869	660,023
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	21,757,125
GDR	27,500	1,446,500
Wachovia Corp.	55,300	2,631,727
		28,467,839
Consumer Finance - 2.6%
SLM Corp.	2,534,518	135,951,546
Insurance - 9.4%
ACE Ltd.	1,108,418	52,173,235
AFLAC, Inc.	1,016,920	46,066,476
AMBAC Financial Group, Inc.	345,000	24,860,700
American International Group, Inc.	5,950,100	368,668,196
		491,768,607
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	42,600	2,405,196
TOTAL FINANCIALS		671,844,325
HEALTH CARE - 17.9%
Biotechnology - 4.0%
Biogen Idec, Inc. (a)	745,100	29,416,548
Cephalon, Inc. (a)	447,800	20,786,876
Charles River Laboratories International, Inc. (a)	1,172,100	51,127,002
Gilead Sciences, Inc. (a)	829,600	40,451,296
MedImmune, Inc. (a)	1,578,900	53,129,985
ONYX Pharmaceuticals, Inc. (a)	256,700	6,412,366
OSI Pharmaceuticals, Inc. (a)	298,200	8,719,368
		210,043,441
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	85,200	10,895,376
BioLase Technology, Inc. (d)	664,200	4,735,746
C.R. Bard, Inc.	179,000	11,819,370
Guidant Corp.	251,100	17,298,279
Nobel Biocare Holding AG (Switzerland)	119,342	28,127,123
Phonak Holding AG	349,502	14,975,571
Straumann Holding AG	123,604	33,119,301
		120,970,766
Health Care Providers & Services - 4.5%
Aetna, Inc.	298,400	25,704,176

	Shares	Value (Note 1)
Humana, Inc. (a)	1,406,300	$ 67,333,644
UnitedHealth Group, Inc.	2,496,570	140,307,234
WebMD Health Corp. Class A	195,500	4,818,880
		238,163,934
Pharmaceuticals - 7.1%
Cipla Ltd.	2,199,966	19,014,152
Johnson & Johnson	1,288,800	81,555,264
Novartis AG sponsored ADR	995,600	50,775,600
Roche Holding AG (participation certificate)	824,168	114,508,466
Sepracor, Inc. (a)	745,900	44,000,641
Wyeth	1,385,200	64,093,204
		373,947,327
TOTAL HEALTH CARE		943,125,468
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	2,022,500	75,843,750
The Boeing Co.	978,600	66,495,870
United Technologies Corp.	255,700	13,255,488
		155,595,108
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,273,414	16,121,421
Commercial Services & Supplies - 0.3%
Tele Atlas NV (a)	432,200	14,954,446
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	149,200	4,608,788
Jacobs Engineering Group, Inc. (a)	76,700	5,169,580
		9,778,368
Industrial Conglomerates - 5.4%
General Electric Co.	8,399,900	282,824,633
Marine - 0.4%
Alexander & Baldwin, Inc.	409,484	21,800,928
TOTAL INDUSTRIALS		501,074,904
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 4.0%
Alcatel SA sponsored ADR (a)(d)	2,727,700	36,605,734
CIENA Corp. (a)(e)	39,032,700	103,046,328
Corning, Inc. (a)	598,500	11,569,005
Finisar Corp. (a)(e)	19,234,600	26,351,402
Juniper Networks, Inc. (a)	425,400	10,120,266
Lucent Technologies, Inc. (a)	5,327,500	17,314,375
NMS Communications Corp. (a)	1,903,170	7,041,729
		212,048,839
Computers & Peripherals - 0.4%
Dell, Inc. (a)	422,909	14,463,488
SanDisk Corp. (a)	4,200	202,650
Synaptics, Inc. (a)	170,400	3,203,520
		17,869,658
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	336,223	$ 5,362,757
NetRatings, Inc. (a)	364,448	5,546,899
Yahoo!, Inc. (a)	428,900	14,513,976
		25,423,632
IT Services - 0.0%
Infosys Technologies Ltd.	23,030	1,317,879
Semiconductors & Semiconductor Equipment - 3.0%
Applied Micro Circuits Corp. (a)	2,769,400	8,308,200
ASML Holding NV (NY Shares) (a)	1,404,100	23,181,691
ATI Technologies, Inc. (a)	2,812,900	38,881,217
Intel Corp.	213,110	5,253,162
PMC-Sierra, Inc. (a)	3,087,650	27,202,197
Silicon On Insulator TEChnologies SA (SOITEC) (a)	276,440	4,676,164
Teradyne, Inc. (a)(d)	2,135,900	35,242,350
United Microelectronics Corp. sponsored ADR	850,112	3,060,403
Vitesse Semiconductor Corp. (a)	132,500	249,100
Xilinx, Inc.	426,177	11,869,029
		157,923,513
Software - 9.7%
Activision, Inc. (a)	2,192,050	44,827,423
Cadence Design Systems, Inc. (a)	1,277,300	20,641,168
Gameloft (a)	2,429,295	17,611,338
Microsoft Corp.	13,943,646	358,770,012
NAVTEQ Corp. (a)	276,000	13,786,200
NDS Group PLC sponsored ADR (a)	226,600	8,418,190
Take-Two Interactive Software, Inc. (a)	932,400	20,596,716
THQ, Inc. (a)	1,285,594	27,408,864
		512,059,911
TOTAL INFORMATION TECHNOLOGY		926,643,432
MATERIALS - 3.3%
Chemicals - 0.3%
Monsanto Co.	216,200	13,566,550
Metals & Mining - 3.0%
Alamos Gold, Inc. (a)	1,058,900	4,371,856
Allegheny Technologies, Inc.	383,200	11,871,536
Apex Silver Mines Ltd. (a)	620,000	9,740,200
Glamis Gold Ltd. (a)	1,898,600	41,643,127
IAMGOLD Corp.	819,200	6,010,473
Newmont Mining Corp.	1,534,100	72,363,497
Titanium Metals Corp. (a)(d)	287,200	11,361,632
		157,362,321
TOTAL MATERIALS		170,928,871

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
SBC Communications, Inc.	3,601,700	$ 86,332,749
Verizon Communications, Inc.	1,767,800	57,789,382
		144,122,131
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	255,100	28,795,688
TOTAL COMMON STOCKS (Cost $4,551,954,633)		4,881,124,986
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	255
TOTAL PREFERRED STOCKS (Cost $1,793,525)		255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,008,262
TOTAL CONVERTIBLE BONDS (Cost $21,472,727)		21,008,262
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 3.82% (b)	370,258,804	370,258,804
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	54,403,925	54,403,925
TOTAL MONEY MARKET FUNDS (Cost $424,662,729)		424,662,729
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,999,883,614)		5,326,796,232
NET OTHER ASSETS - (1.3)%		(66,978,241)
NET ASSETS - 100%		$ 5,259,817,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
GeneProt, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Switzerland	5.3%
France	2.0%
Canada	1.7%
Bermuda	1.1%
Others (individually less than 1%)	3.2%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 53,715,418	$ -	$ -	$ 103,046,328
Delta Air Lines, Inc.	17,629,662	25,692,577	14,455,755	-	-
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	30,625,793	-	-	26,351,402
GameStop Corp. Class A	-	43,539,249	-	-	59,021,985
Monro Muffler Brake, Inc.	8,144,129	9,127,749	10,128,273	35,702	-
Northwest Airlines Corp.	-	66,059,957	33,608,063	-	-
Total	$ 68,556,729	$ 249,101,132	$ 80,853,583	$ 35,702	$ 188,419,715

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (including securities loaned of $53,134,358) (cost $4,999,883,614) - See accompanying schedule		$ 5,326,796,232
Cash		2
Foreign currency held at value (cost $2,504,663)		2,506,349
Receivable for investments sold		132,201,036
Receivable for fund shares sold		68,081
Dividends receivable		5,809,700
Interest receivable		1,496,755
Prepaid expenses		2,749
Other affiliated receivables		43,008
Other receivables		1,153,894
Total assets		5,470,077,806
Liabilities
Payable for investments purchased	$ 147,539,014
Payable for fund shares redeemed	4,410,396
Accrued management fee	2,481,516
Distribution fees payable	60,600
Other affiliated payables	419,654
Other payables and accrued expenses	944,710
Collateral on securities loaned, at value	54,403,925
Total liabilities		210,259,815
Net Assets		$ 5,259,817,991
Net Assets consist of:
Paid in capital		$ 4,820,185,861
Undistributed net investment income		48,576,995
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,972,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		326,082,250
Net Assets		$ 5,259,817,991
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($4,965,789,282 ÷ 416,935,255 shares)		$ 11.91
Class A: Net Asset Value and redemption price per share ($293,602,403 ÷ 25,174,331 shares)		$ 11.66
Maximum offering price per share (100/94.25 of $11.66)		$ 12.37
Class T: Net Asset Value and redemption price per share ($102,801 ÷ 8,818 shares)		$ 11.66
Maximum offering price per share (100/96.5 of $11.66)		$ 12.08
Class B: Net Asset Value and offering price per share ($117,845 ÷ 10,123 shares)A		$ 11.64
Class C: Net Asset Value and offering price per share ($102,742 ÷ 8,823 shares)A		$ 11.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($102,918 ÷ 8,643 shares)		$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends (including $35,702 received from affiliated issuers)		$ 77,253,784
Special Dividends		21,063,738
Interest		12,652,941
Security lending		3,902,462
Total income		114,872,925

Expenses
Management fee	$ 30,125,130
Transfer agent fees	981,298
Distribution fees	620,417
Accounting and security lending fees	1,376,407
Independent trustees' compensation	26,101
Appreciation in deferred trustee compensation account	4,129
Custodian fees and expenses	505,539
Registration fees	84,756
Audit	92,307
Legal	13,555
Miscellaneous	62,892
Total expenses before reductions	33,892,531
Expense reductions	(5,886,738)	28,005,793
Net investment income (loss)		86,867,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2,373,461) (Including realized gain (loss) of $(77,454,408) from affiliated issuers)	291,447,375
Foreign currency transactions	(428,439)
Total net realized gain (loss)		291,018,936
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $346,276)	94,901,531
Assets and liabilities in foreign currencies	(7,271)
Total change in net unrealized appreciation (depreciation)		94,894,260
Net gain (loss)		385,913,196
Net increase (decrease) in net assets resulting from operations		$ 472,780,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,867,132	$ 56,604,027
Net realized gain (loss)	291,018,936	266,670,310
Change in net unrealized appreciation (depreciation)	94,894,260	198,286,124
Net increase (decrease) in net assets resulting from operations	472,780,328	521,560,461
Distributions to shareholders from net investment income	(76,323,539)	(37,191,884)
Share transactions - net increase (decrease)	(351,020,942)	(41,345,741)
Total increase (decrease) in net assets	45,435,847	443,022,836

Net Assets
Beginning of period	5,214,382,144	4,771,359,308
End of period (including undistributed net investment income of $48,576,995 and undistributed net investment income of $38,016,851, respectively)	$ 5,259,817,991	$ 5,214,382,144

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) C	.19 D	.12	.08	.09	.08
Net realized and unrealized gain (loss)	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return A,B	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets E
Expenses before expense reductions	.62%	.61%	.62%	.61%	.60%
Expenses net of voluntary waivers, if any	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.68% D	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) D	.13 E	.04	- G	- G	(.03)
Net realized and unrealized gain (loss)	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return A,B,C	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of voluntary waivers, if any	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	1.14% E	.40%	-	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .74%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 11.66
Total Return B,C,D	2.82%
Ratios to Average Net Assets G
Expenses before expense reductions	1.33% A
Expenses net of voluntary waivers, if any	1.33% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.85% A
Expenses net of voluntary waivers, if any	1.85% A
Expenses net of all reductions	1.74% A
Net investment income (loss)	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A
Expenses net of voluntary waivers, if any	1.82% A
Expenses net of all reductions	1.71% A
Net investment income (loss)	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.32
Total from investment operations	.34
Net asset value, end of period	$ 11.91
Total Return B,C	2.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A
Expenses net of voluntary waivers, if any	.83% A
Expenses net of all reductions	.71% A
Net investment income (loss)	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 436,997,155
Unrealized depreciation	(130,117,370)
Net unrealized appreciation (depreciation)	306,879,785
Undistributed ordinary income	44,562,527
Undistributed long-term capital gain	79,787,519

Cost for federal income tax purposes	$ 5,019,916,447

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 76,323,539	$ 37,191,884

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,962,068,968 and $12,244,760,310, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 619,825	$ -
Class T	.25%	.25%	114	114
Class B	.75%	.25%	251	246
Class C	.75%	.25%	227	227
			$ 620,417	$ 587

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-
Class B *	-
Class C *	-
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 180,669.00
Class A	800,434.31
Class T	46.20
Class B	57.23
Class C	46.20
Institutional Class	46.20
	$ 981,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,819,468 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $905,339 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 46,973
Class A	2,773

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,833,087 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,022. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 2,883

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 74,292,069	$ 37,037,797
Class A	2,031,470	154,087
Total	$ 76,323,539	$ 37,191,884

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	24,435,956	27,510,342	$ 277,483,378	$ 296,503,239
Reinvestment of distributions	5,981,021	3,176,502	69,670,688	33,512,084
Shares redeemed	(66,463,101)	(40,198,116)	(756,086,897)	(434,680,135)
Net increase (decrease)	(36,046,124)	(9,511,272)	$ (408,932,831)	$ (104,664,812)
Class A
Shares sold	7,215,759	7,130,219	$ 80,409,418	$ 75,433,578
Reinvestment of distributions	168,925	8,588	1,935,076	89,154
Shares redeemed	(2,227,995)	(1,151,795)	(24,847,672)	(12,203,661)
Net increase (decrease)	5,156,689	5,987,012	$ 57,496,822	$ 63,319,071
Class T
Shares sold	8,818	-	$ 100,000	$ -
Net increase (decrease)	8,818	-	$ 100,000	$ -
Class B
Shares sold	10,123	-	$ 115,009	$ -
Net increase (decrease)	10,123	-	$ 115,009	$ -
Class C
Shares sold	8,823	-	$ 100,058	$ -
Net increase (decrease)	8,823	-	$ 100,058	$ -
Institutional Class
Shares sold	8,643	-	$ 100,000	$ -
Net increase (decrease)	8,643	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Adam Hetnarski (41)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds. Mr. Hetnarski also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class A	100%

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Destiny II Performance Summary vs. Lipper Objective (%):

14.0
12.0
10.0
8.0
6.0
4.0
2.0
0.0
Cumulative Total Return (%)
12.8
10.9
10.6
9.9
6.4
1 Year
20
15
10
5
0
-5
12.5
11.2
9.9
16.3
-2.7
3 Year
5.0
0.0
-5.0
-10.0
-15.0
-20.0
-25.0
-30.0
-35.0
-40.0
-11.0
-12.0
-15.7
2.1
-34.6
5 Year
75th Percentile
Class O Return
Benchmark Return
Class N Return
25th Percentile

% Beaten		
Class O: 59%	68%	62%
Class N: 53%	62%	57%

Lipper Objective: Growth

SEC Benchmark: S&P 500

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the second quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three-year cumulative total return of Class O of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Destiny II - Class O & N

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Destiny II
Destiny II including Perf. Fee
84
65
58
57
83
66
58
84
68
58
83
69
58
83
68
57
Mar-01
Dec-01
Dec-02
Dec-03
Dec-04

	Mar-01	Dec-01	Dec-02	Dec-03	Dec-04
TMG %	13%	14%	14%	14%	15%
Funds/Classes	1,009	1,138	1,289	1,296	1,305
ASPG Quadrant	2nd	2nd	2nd	2nd	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity Advisor
Destiny II Fund - Class A, T, B, and C

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESII-UANN-1105
1.814755.100

(2_fidelity_logos) (Registered_Trademark)

Fidelity Advisor

Destiny II Fund

Institutional Class

Annual Report

September 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Destiny® II

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	9.51%	-2.41%	8.67%

A The initial offering of Institutional Class shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class O, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Destiny II: Institutional Class on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on July 12, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity Advisor Destiny II

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

During the past 12 months, Fidelity Advisor Destiny II trailed the S&P 500® and the 14.30% gain of the LipperSM Growth Funds Average. (For specific performance results, please refer to the performance section of this report). The most damaging factor relative to the index was a significant underweighting in the energy sector, which appeared due for a correction. Among energy stocks, the fund suffered from too little exposure to integrated oil and gas producer Exxon Mobil, an S&P 500 component. A related problem was the fund's positions in Northwest Airlines and Delta Airlines, which were hurt by rising fuel prices. Fortunately, the fund no longer held either stock when the companies declared bankruptcy in September. On the positive side, an underweighting in financials added to performance, as did stock selection in the consumer discretionary and materials sectors. Corning was the top contributor versus the index and second-best in absolute terms, benefiting from healthy demand for the company's glass from the makers of flat-panel displays. The stock of consumer products giant Altria also performed well. There were some favorable developments in the litigation to decide the company's liability for cigarette-related health problems, and it enjoyed solid international growth as well. Meanwhile, Glamis Gold - another contributor - saw its stock advance due to investors' concerns about worsening inflation.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny II: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny II: Class T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,085.70	$ 3.24B
HypotheticalA	$ 1,000.00	$ 1,021.96	$ 3.14C
Class A
Actual	$ 1,000.00	$ 1,082.60	$ 6.06B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.87C
Class T
Actual	$ 1,000.00	$ 1,028.20	$ 2.99B
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73C
Class B
Actual	$ 1,000.00	$ 1,026.50	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,015.79	$ 9.35C
Class C
Actual	$ 1,000.00	$ 1,026.50	$ 4.09B
HypotheticalA	$ 1,000.00	$ 1,015.94	$ 9.20C
Institutional Class
Actual	$ 1,000.00	$ 1,029.40	$ 1.87B
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.20C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.62%
Class A	1.16%
Class T	1.33%
Class B	1.85%
Class C	1.82%
Institutional Class	.83%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		Microsoft Corp.
Microsoft Corp.		American International Group, Inc.
General Electric Co.		SBC Communications, Inc.
Altria Group, Inc.		Altria Group, Inc.
UnitedHealth Group, Inc.		Verizon Communications, Inc.
SLM Corp.		SLM Corp.
Roche Holding AG (participation certificate)		General Electric Co.
CIENA Corp.		Roche Holding AG (participation certificate)
The Coca-Cola Co.		Procter & Gamble Co.
SBC Communications, Inc.		Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Information Technology	18.0	Financials	15.9
Health Care	17.9	Consumer Staples	14.5
Consumer Discretionary	14.7	Information Technology	14.3
Financials	12.8	Industrials	12.7
Consumer Staples	11.0	Consumer Discretionary	11.3
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 92.8%		Stocks 90.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 8.8%
* Foreign investments	13.3%	** Foreign investments	10.2%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.8%
Delphi Corp. (a)	5,410,951	$ 14,934,225
Gentex Corp.	1,678,600	29,207,640
Lear Corp.	44,300	1,504,871
Michelin SA (Compagnie Generale des Etablissements) Series B	809,605	47,577,231
		93,223,967
Automobiles - 0.1%
Fleetwood Enterprises, Inc. (a)	213,100	2,621,130
Monaco Coach Corp.	81,100	1,195,414
		3,816,544
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	559,900	13,056,868
Vail Resorts, Inc. (a)	100,200	2,880,750
WMS Industries, Inc. (a)	780,300	21,949,839
		37,887,457
Household Durables - 0.4%
Garmin Ltd. (d)	300,000	20,349,000
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	1,470,330	60,577,596
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,100	41,503
MarineMax, Inc. (a)	270,889	6,904,961
Marvel Entertainment, Inc. (a)	616,500	11,016,855
		17,963,319
Media - 6.6%
Clear Channel Communications, Inc.	1,323,000	43,513,470
Cumulus Media, Inc. Class A (a)	1,277,364	15,954,276
Entercom Communications Corp. Class A (a)	681,755	21,536,640
Getty Images, Inc. (a)	21,800	1,875,672
Lamar Advertising Co. Class A (a)	1,086,864	49,300,151
News Corp. Class A	4,801,700	74,858,503
Omnicom Group, Inc.	221,000	18,482,230
Pixar (a)	550,900	24,520,559
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,595,500
Univision Communications, Inc. Class A (a)	2,119,224	56,223,013
XM Satellite Radio Holdings, Inc. Class A (a)	1,019,100	36,595,881
		346,455,895
Specialty Retail - 3.6%
Electronics Boutique Holding Corp. (a)	981,600	61,683,744
GameStop Corp. Class A (a)(d)(e)	1,875,500	59,021,985
Monro Muffler Brake, Inc.	340,138	8,935,425
Staples, Inc.	1,940,150	41,363,998
The Game Group PLC	11,719,089	17,680,475
Urban Outfitters, Inc. (a)	46,000	1,352,400
		190,038,027

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	43,300	$ 3,536,744
TOTAL CONSUMER DISCRETIONARY		773,848,549
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
Coca-Cola Enterprises, Inc.	2,003,100	39,060,450
The Coca-Cola Co.	2,344,100	101,241,679
		140,302,129
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	1,515,300	66,400,446
Food Products - 1.2%
Campbell Soup Co.	349,200	10,388,700
Corn Products International, Inc.	681,100	13,737,787
Hormel Foods Corp.	426,265	14,062,482
Nestle SA:
(Reg.)	42,596	12,474,990
sponsored ADR	191,700	14,089,950
		64,753,909
Household Products - 1.4%
Colgate-Palmolive Co.	468,900	24,753,231
Procter & Gamble Co.	851,100	50,606,406
		75,359,637
Personal Products - 1.0%
Gillette Co.	935,000	54,417,000
Tobacco - 3.4%
Altria Group, Inc.	2,298,100	169,392,951
UST, Inc.	212,500	8,895,250
		178,288,201
TOTAL CONSUMER STAPLES		579,521,322
ENERGY - 2.7%
Energy Equipment & Services - 0.9%
Halliburton Co.	413,300	28,319,316
Schlumberger Ltd. (NY Shares)	234,400	19,778,672
		48,097,988
Oil, Gas & Consumable Fuels - 1.8%
Arch Coal, Inc.	298,300	20,135,250
BP PLC sponsored ADR	100,000	7,085,000
Giant Industries, Inc. (a)	226,800	13,276,872
Peabody Energy Corp.	247,200	20,851,320
Tesoro Corp.	42,600	2,864,424
Valero Energy Corp.	255,700	28,909,442
		93,122,308
TOTAL ENERGY		141,220,296
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.8%
Capital Markets - 0.3%
Morgan Stanley	191,600	$ 10,334,904
T. Rowe Price Group, Inc.	44,659	2,916,233
		13,251,137
Commercial Banks - 0.5%
Bank of America Corp.	42,600	1,793,460
Bank of Communications Co. Ltd. (H Shares)	424,000	179,004
Boston Private Financial Holdings, Inc.	24,869	660,023
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	21,757,125
GDR	27,500	1,446,500
Wachovia Corp.	55,300	2,631,727
		28,467,839
Consumer Finance - 2.6%
SLM Corp.	2,534,518	135,951,546
Insurance - 9.4%
ACE Ltd.	1,108,418	52,173,235
AFLAC, Inc.	1,016,920	46,066,476
AMBAC Financial Group, Inc.	345,000	24,860,700
American International Group, Inc.	5,950,100	368,668,196
		491,768,607
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	42,600	2,405,196
TOTAL FINANCIALS		671,844,325
HEALTH CARE - 17.9%
Biotechnology - 4.0%
Biogen Idec, Inc. (a)	745,100	29,416,548
Cephalon, Inc. (a)	447,800	20,786,876
Charles River Laboratories International, Inc. (a)	1,172,100	51,127,002
Gilead Sciences, Inc. (a)	829,600	40,451,296
MedImmune, Inc. (a)	1,578,900	53,129,985
ONYX Pharmaceuticals, Inc. (a)	256,700	6,412,366
OSI Pharmaceuticals, Inc. (a)	298,200	8,719,368
		210,043,441
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	85,200	10,895,376
BioLase Technology, Inc. (d)	664,200	4,735,746
C.R. Bard, Inc.	179,000	11,819,370
Guidant Corp.	251,100	17,298,279
Nobel Biocare Holding AG (Switzerland)	119,342	28,127,123
Phonak Holding AG	349,502	14,975,571
Straumann Holding AG	123,604	33,119,301
		120,970,766
Health Care Providers & Services - 4.5%
Aetna, Inc.	298,400	25,704,176

	Shares	Value (Note 1)
Humana, Inc. (a)	1,406,300	$ 67,333,644
UnitedHealth Group, Inc.	2,496,570	140,307,234
WebMD Health Corp. Class A	195,500	4,818,880
		238,163,934
Pharmaceuticals - 7.1%
Cipla Ltd.	2,199,966	19,014,152
Johnson & Johnson	1,288,800	81,555,264
Novartis AG sponsored ADR	995,600	50,775,600
Roche Holding AG (participation certificate)	824,168	114,508,466
Sepracor, Inc. (a)	745,900	44,000,641
Wyeth	1,385,200	64,093,204
		373,947,327
TOTAL HEALTH CARE		943,125,468
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	2,022,500	75,843,750
The Boeing Co.	978,600	66,495,870
United Technologies Corp.	255,700	13,255,488
		155,595,108
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,273,414	16,121,421
Commercial Services & Supplies - 0.3%
Tele Atlas NV (a)	432,200	14,954,446
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	149,200	4,608,788
Jacobs Engineering Group, Inc. (a)	76,700	5,169,580
		9,778,368
Industrial Conglomerates - 5.4%
General Electric Co.	8,399,900	282,824,633
Marine - 0.4%
Alexander & Baldwin, Inc.	409,484	21,800,928
TOTAL INDUSTRIALS		501,074,904
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 4.0%
Alcatel SA sponsored ADR (a)(d)	2,727,700	36,605,734
CIENA Corp. (a)(e)	39,032,700	103,046,328
Corning, Inc. (a)	598,500	11,569,005
Finisar Corp. (a)(e)	19,234,600	26,351,402
Juniper Networks, Inc. (a)	425,400	10,120,266
Lucent Technologies, Inc. (a)	5,327,500	17,314,375
NMS Communications Corp. (a)	1,903,170	7,041,729
		212,048,839
Computers & Peripherals - 0.4%
Dell, Inc. (a)	422,909	14,463,488
SanDisk Corp. (a)	4,200	202,650
Synaptics, Inc. (a)	170,400	3,203,520
		17,869,658
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	336,223	$ 5,362,757
NetRatings, Inc. (a)	364,448	5,546,899
Yahoo!, Inc. (a)	428,900	14,513,976
		25,423,632
IT Services - 0.0%
Infosys Technologies Ltd.	23,030	1,317,879
Semiconductors & Semiconductor Equipment - 3.0%
Applied Micro Circuits Corp. (a)	2,769,400	8,308,200
ASML Holding NV (NY Shares) (a)	1,404,100	23,181,691
ATI Technologies, Inc. (a)	2,812,900	38,881,217
Intel Corp.	213,110	5,253,162
PMC-Sierra, Inc. (a)	3,087,650	27,202,197
Silicon On Insulator TEChnologies SA (SOITEC) (a)	276,440	4,676,164
Teradyne, Inc. (a)(d)	2,135,900	35,242,350
United Microelectronics Corp. sponsored ADR	850,112	3,060,403
Vitesse Semiconductor Corp. (a)	132,500	249,100
Xilinx, Inc.	426,177	11,869,029
		157,923,513
Software - 9.7%
Activision, Inc. (a)	2,192,050	44,827,423
Cadence Design Systems, Inc. (a)	1,277,300	20,641,168
Gameloft (a)	2,429,295	17,611,338
Microsoft Corp.	13,943,646	358,770,012
NAVTEQ Corp. (a)	276,000	13,786,200
NDS Group PLC sponsored ADR (a)	226,600	8,418,190
Take-Two Interactive Software, Inc. (a)	932,400	20,596,716
THQ, Inc. (a)	1,285,594	27,408,864
		512,059,911
TOTAL INFORMATION TECHNOLOGY		926,643,432
MATERIALS - 3.3%
Chemicals - 0.3%
Monsanto Co.	216,200	13,566,550
Metals & Mining - 3.0%
Alamos Gold, Inc. (a)	1,058,900	4,371,856
Allegheny Technologies, Inc.	383,200	11,871,536
Apex Silver Mines Ltd. (a)	620,000	9,740,200
Glamis Gold Ltd. (a)	1,898,600	41,643,127
IAMGOLD Corp.	819,200	6,010,473
Newmont Mining Corp.	1,534,100	72,363,497
Titanium Metals Corp. (a)(d)	287,200	11,361,632
		157,362,321
TOTAL MATERIALS		170,928,871

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
SBC Communications, Inc.	3,601,700	$ 86,332,749
Verizon Communications, Inc.	1,767,800	57,789,382
		144,122,131
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	255,100	28,795,688
TOTAL COMMON STOCKS (Cost $4,551,954,633)		4,881,124,986
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	255
TOTAL PREFERRED STOCKS (Cost $1,793,525)		255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,008,262
TOTAL CONVERTIBLE BONDS (Cost $21,472,727)		21,008,262
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 3.82% (b)	370,258,804	370,258,804
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	54,403,925	54,403,925
TOTAL MONEY MARKET FUNDS (Cost $424,662,729)		424,662,729
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,999,883,614)		5,326,796,232
NET OTHER ASSETS - (1.3)%		(66,978,241)
NET ASSETS - 100%		$ 5,259,817,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
GeneProt, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Switzerland	5.3%
France	2.0%
Canada	1.7%
Bermuda	1.1%
Others (individually less than 1%)	3.2%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 53,715,418	$ -	$ -	$ 103,046,328
Delta Air Lines, Inc.	17,629,662	25,692,577	14,455,755	-	-
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	30,625,793	-	-	26,351,402
GameStop Corp. Class A	-	43,539,249	-	-	59,021,985
Monro Muffler Brake, Inc.	8,144,129	9,127,749	10,128,273	35,702	-
Northwest Airlines Corp.	-	66,059,957	33,608,063	-	-
Total	$ 68,556,729	$ 249,101,132	$ 80,853,583	$ 35,702	$ 188,419,715

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (including securities loaned of $53,134,358) (cost $4,999,883,614) - See accompanying schedule		$ 5,326,796,232
Cash		2
Foreign currency held at value (cost $2,504,663)		2,506,349
Receivable for investments sold		132,201,036
Receivable for fund shares sold		68,081
Dividends receivable		5,809,700
Interest receivable		1,496,755
Prepaid expenses		2,749
Other affiliated receivables		43,008
Other receivables		1,153,894
Total assets		5,470,077,806
Liabilities
Payable for investments purchased	$ 147,539,014
Payable for fund shares redeemed	4,410,396
Accrued management fee	2,481,516
Distribution fees payable	60,600
Other affiliated payables	419,654
Other payables and accrued expenses	944,710
Collateral on securities loaned, at value	54,403,925
Total liabilities		210,259,815
Net Assets		$ 5,259,817,991
Net Assets consist of:
Paid in capital		$ 4,820,185,861
Undistributed net investment income		48,576,995
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,972,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		326,082,250
Net Assets		$ 5,259,817,991
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($4,965,789,282 ÷ 416,935,255 shares)		$ 11.91
Class A: Net Asset Value and redemption price per share ($293,602,403 ÷ 25,174,331 shares)		$ 11.66
Maximum offering price per share (100/94.25 of $11.66)		$ 12.37
Class T: Net Asset Value and redemption price per share ($102,801 ÷ 8,818 shares)		$ 11.66
Maximum offering price per share (100/96.5 of $11.66)		$ 12.08
Class B: Net Asset Value and offering price per share ($117,845 ÷ 10,123 shares)A		$ 11.64
Class C: Net Asset Value and offering price per share ($102,742 ÷ 8,823 shares)A		$ 11.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($102,918 ÷ 8,643 shares)		$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends (including $35,702 received from affiliated issuers)		$ 77,253,784
Special Dividends		21,063,738
Interest		12,652,941
Security lending		3,902,462
Total income		114,872,925

Expenses
Management fee	$ 30,125,130
Transfer agent fees	981,298
Distribution fees	620,417
Accounting and security lending fees	1,376,407
Independent trustees' compensation	26,101
Appreciation in deferred trustee compensation account	4,129
Custodian fees and expenses	505,539
Registration fees	84,756
Audit	92,307
Legal	13,555
Miscellaneous	62,892
Total expenses before reductions	33,892,531
Expense reductions	(5,886,738)	28,005,793
Net investment income (loss)		86,867,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2,373,461) (Including realized gain (loss) of $(77,454,408) from affiliated issuers)	291,447,375
Foreign currency transactions	(428,439)
Total net realized gain (loss)		291,018,936
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $346,276)	94,901,531
Assets and liabilities in foreign currencies	(7,271)
Total change in net unrealized appreciation (depreciation)		94,894,260
Net gain (loss)		385,913,196
Net increase (decrease) in net assets resulting from operations		$ 472,780,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,867,132	$ 56,604,027
Net realized gain (loss)	291,018,936	266,670,310
Change in net unrealized appreciation (depreciation)	94,894,260	198,286,124
Net increase (decrease) in net assets resulting from operations	472,780,328	521,560,461
Distributions to shareholders from net investment income	(76,323,539)	(37,191,884)
Share transactions - net increase (decrease)	(351,020,942)	(41,345,741)
Total increase (decrease) in net assets	45,435,847	443,022,836

Net Assets
Beginning of period	5,214,382,144	4,771,359,308
End of period (including undistributed net investment income of $48,576,995 and undistributed net investment income of $38,016,851, respectively)	$ 5,259,817,991	$ 5,214,382,144

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) C	.19 D	.12	.08	.09	.08
Net realized and unrealized gain (loss)	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return A,B	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets E
Expenses before expense reductions	.62%	.61%	.62%	.61%	.60%
Expenses net of voluntary waivers, if any	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.68% D	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) D	.13 E	.04	- G	- G	(.03)
Net realized and unrealized gain (loss)	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return A,B,C	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of voluntary waivers, if any	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	1.14% E	.40%	-	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .74%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 11.66
Total Return B,C,D	2.82%
Ratios to Average Net Assets G
Expenses before expense reductions	1.33% A
Expenses net of voluntary waivers, if any	1.33% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.85% A
Expenses net of voluntary waivers, if any	1.85% A
Expenses net of all reductions	1.74% A
Net investment income (loss)	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A
Expenses net of voluntary waivers, if any	1.82% A
Expenses net of all reductions	1.71% A
Net investment income (loss)	(.30)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.32
Total from investment operations	.34
Net asset value, end of period	$ 11.91
Total Return B,C	2.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A
Expenses net of voluntary waivers, if any	.83% A
Expenses net of all reductions	.71% A
Net investment income (loss)	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 436,997,155
Unrealized depreciation	(130,117,370)
Net unrealized appreciation (depreciation)	306,879,785
Undistributed ordinary income	44,562,527
Undistributed long-term capital gain	79,787,519

Cost for federal income tax purposes	$ 5,019,916,447

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 76,323,539	$ 37,191,884

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,962,068,968 and $12,244,760,310, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 619,825	$ -
Class T	.25%	.25%	114	114
Class B	.75%	.25%	251	246
Class C	.75%	.25%	227	227
			$ 620,417	$ 587

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-
Class B *	-
Class C *	-
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 180,669.00
Class A	800,434.31
Class T	46.20
Class B	57.23
Class C	46.20
Institutional Class	46.20
	$ 981,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,819,468 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $905,339 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 46,973
Class A	2,773

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,833,087 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,022. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 2,883

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 74,292,069	$ 37,037,797
Class A	2,031,470	154,087
Total	$ 76,323,539	$ 37,191,884

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	24,435,956	27,510,342	$ 277,483,378	$ 296,503,239
Reinvestment of distributions	5,981,021	3,176,502	69,670,688	33,512,084
Shares redeemed	(66,463,101)	(40,198,116)	(756,086,897)	(434,680,135)
Net increase (decrease)	(36,046,124)	(9,511,272)	$ (408,932,831)	$ (104,664,812)
Class A
Shares sold	7,215,759	7,130,219	$ 80,409,418	$ 75,433,578
Reinvestment of distributions	168,925	8,588	1,935,076	89,154
Shares redeemed	(2,227,995)	(1,151,795)	(24,847,672)	(12,203,661)
Net increase (decrease)	5,156,689	5,987,012	$ 57,496,822	$ 63,319,071
Class T
Shares sold	8,818	-	$ 100,000	$ -
Net increase (decrease)	8,818	-	$ 100,000	$ -
Class B
Shares sold	10,123	-	$ 115,009	$ -
Net increase (decrease)	10,123	-	$ 115,009	$ -
Class C
Shares sold	8,823	-	$ 100,058	$ -
Net increase (decrease)	8,823	-	$ 100,058	$ -
Institutional Class
Shares sold	8,643	-	$ 100,000	$ -
Net increase (decrease)	8,643	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Adam Hetnarski (41)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds. Mr. Hetnarski also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the second quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three-year cumulative total return of Class O of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Fidelity Advisor
Destiny II Fund - Institutional Class

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESII-I-UANN-1105
1.814761.100

Fidelity Destiny (registered trademark)Portfolios:

Destiny I - Class A (formerly Class N)

Shareholder Update

(Pages I - VI)

September 30, 2005

Prospectus

(Pages F-1 - F-20)

November 29, 2005

Annual Report

(Pages A-1 - A-30)

September 30, 2005

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Destiny® I: Class A A	14.68%	-5.26%	3.78%
$50/month 15-Year Plan	-42.62%	-7.22%	3.25%

A Destiny began offering Class A (effective July 12, 2005, Class N was renamed Class A) shares on April 30, 1999. The total returns for Class A reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® I: Class A on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Cohen, Portfolio Manager of Fidelity Destiny® I

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

For the 12 months ending September 30, 2005, the fund's Class A shares were up 14.68%, outpacing both the LipperSM Growth Funds Average, which rose 14.30%, and the S&P 500®. The fund's overweighting in the energy sector - far and away the market's strongest-performing area during the period - along with some solid stock picking in that sector, provided the biggest contributions in both absolute terms and relative to the index. Independent refiner Valero Energy and energy services giant Halliburton were among the top contributors. Favorable stock picking within the commercial services and supplies, materials, and software and services groups also helped, with names such as professional staffing firm Robert Half International, seed producer Monsanto and Internet search engine Google, respectively, each boosting the fund's return. I sold the Monsanto position to lock in profits. Unfortunately, the fund's underweighting in utilities, which was the second-best performing sector during the period, offset some of the handsome gains in energy. Owning only minimal stakes in several strong-performing index components also hurt, as did our overweighted positions in such poorly performing names as Biogen Idec, the big biotechnology firm, which I ultimately sold, and Wal-Mart, the nation's No. 1 retailer.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny I: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny I: Class T, B, C, and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,091.30	$ 2.57 B
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.48 C
Class A
Actual	$ 1,000.00	$ 1,087.00	$ 5.60 B
HypotheticalA	$ 1,000.00	$ 1,019.70	$ 5.42 C
Class T
Actual	$ 1,000.00	$ 1,031.20	$ 2.66 B
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 5.97 C
Class B
Actual	$ 1,000.00	$ 1,029.60	$ 3.87 B
HypotheticalA	$ 1,000.00	$ 1,016.44	$ 8.69 C
Class C
Actual	$ 1,000.00	$ 1,029.60	$ 3.81 B
HypotheticalA	$ 1,000.00	$ 1,016.60	$ 8.54 C
Institutional Class
Actual	$ 1,000.00	$ 1,032.10	$ 1.56 B
HypotheticalA	$ 1,000.00	$ 1,021.61	$ 3.50 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	1.07%
Class T	1.18%
Class B	1.72%
Class C	1.69%
Institutional Class	.69%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		General Electric Co.
General Electric Co.		Microsoft Corp.
Wal-Mart Stores, Inc.		Walt Disney Co.
Microsoft Corp.		Intel Corp.
Home Depot, Inc.		Time Warner, Inc.
Robert Half International, Inc.		Honeywell International, Inc.
eBay, Inc.		Schlumberger Ltd. (NY Shares)
Dell, Inc.		American Express Co.
UnitedHealth Group, Inc.		Exxon Mobil Corp.
Goldman Sachs Group, Inc.		Dell, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Financials	28.2	Information Technology	22.3
Information Technology	16.8	Industrials	18.8
Industrials	14.6	Financials	12.7
Consumer Discretionary	14.1	Consumer Discretionary	11.4
Energy	13.0	Health Care	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 98.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	12.1%	** Foreign investments	7.8%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	1,022,960	$ 67,914,314
Bright Horizons Family Solutions, Inc. (a)	288,600	11,082,240
		78,996,554
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	443,800	22,181,124
Starbucks Corp. (a)	377,700	18,922,770
		41,103,894
Internet & Catalog Retail - 2.9%
eBay, Inc. (a)	2,157,300	88,880,760
Media - 1.9%
Lamar Advertising Co. Class A (a)	422,400	19,160,064
Univision Communications, Inc. Class A (a)	1,444,500	38,322,585
		57,482,649
Specialty Retail - 5.1%
Aeropostale, Inc. (a)	682,700	14,507,375
Home Depot, Inc.	2,686,200	102,451,668
Staples, Inc.	1,933,600	41,224,352
		158,183,395
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	479,902	8,729,417
TOTAL CONSUMER DISCRETIONARY		433,376,669
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 3.7%
Wal-Mart Stores, Inc.	2,613,500	114,523,570
Food Products - 0.9%
Nestle SA (Reg.)	96,977	28,401,424
TOTAL CONSUMER STAPLES		142,924,994
ENERGY - 13.0%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	317,800	18,966,304
BJ Services Co.	386,400	13,906,536
Grant Prideco, Inc. (a)	191,449	7,782,402
Halliburton Co.	687,400	47,100,648
National Oilwell Varco, Inc. (a)	382,100	25,142,180
Noble Corp.	227,400	15,567,804
Schlumberger Ltd. (NY Shares)	351,500	29,659,570
Smith International, Inc.	322,000	10,725,820
Weatherford International Ltd. (a)	276,200	18,963,892
		187,815,156
Oil, Gas & Consumable Fuels - 6.9%
Amerada Hess Corp.	120,400	16,555,000
Apache Corp.	319,500	24,032,790
ConocoPhillips	599,000	41,876,090
Forest Oil Corp. (a)	289,400	15,077,740

	Shares	Value (Note 1)
Occidental Petroleum Corp.	307,100	$ 26,235,553
Total SA sponsored ADR	325,500	44,209,410
Valero Energy Corp.	374,300	42,318,358
		210,304,941
TOTAL ENERGY		398,120,097
FINANCIALS - 28.2%
Capital Markets - 5.1%
Goldman Sachs Group, Inc.	688,900	83,756,462
Merrill Lynch & Co., Inc.	420,300	25,785,405
UBS AG (NY Shares)	534,800	45,725,400
		155,267,267
Commercial Banks - 3.3%
Bank of America Corp.	1,939,200	81,640,320
Standard Chartered PLC (United Kingdom)	603,400	13,021,641
State Bank of India	316,331	7,610,583
		102,272,544
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	1,849,100	62,739,963
Insurance - 17.5%
ACE Ltd.	1,646,270	77,489,929
AMBAC Financial Group, Inc.	1,126,800	81,197,208
American International Group, Inc.	3,459,164	214,329,804
Hartford Financial Services Group, Inc.	439,300	33,900,781
W.R. Berkley Corp.	1,182,976	46,703,892
XL Capital Ltd. Class A	1,209,800	82,302,694
		535,924,308
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	207,800	9,313,596
TOTAL FINANCIALS		865,517,678
HEALTH CARE - 7.4%
Biotechnology - 1.0%
Cephalon, Inc. (a)	687,700	31,923,034
Health Care Equipment & Supplies - 0.7%
Waters Corp. (a)	496,300	20,646,080
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	1,507,700	84,732,740
Pharmaceuticals - 2.9%
Allergan, Inc.	207,000	18,965,340
Roche Holding AG (participation certificate)	289,054	40,160,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	899,400	30,057,948
		89,183,947
TOTAL HEALTH CARE		226,485,801
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,516,200	$ 56,857,500
Commercial Services & Supplies - 3.1%
Robert Half International, Inc.	2,652,880	94,415,999
Construction & Engineering - 0.5%
Fluor Corp.	225,000	14,485,500
Industrial Conglomerates - 7.0%
General Electric Co.	5,394,500	181,632,815
Tyco International Ltd.	1,248,600	34,773,510
		216,406,325
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	430,900	25,767,820
Norfolk Southern Corp.	978,700	39,696,072
		65,463,892
TOTAL INDUSTRIALS		447,629,216
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	538,100	12,801,399
Computers & Peripherals - 2.8%
Dell, Inc. (a)	2,519,500	86,166,900
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	299,360	12,076,182
CDW Corp.	263,500	15,525,420
National Instruments Corp.	744,000	18,332,160
		45,933,762
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	251,900	79,716,274
Yahoo!, Inc. (a)	1,259,800	42,631,632
		122,347,906
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	301,600	16,467,360
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	456,400	17,840,676
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC sponsored ADR	3,742,100	23,462,967
FormFactor, Inc. (a)	357,300	8,153,586
Intel Corp.	2,364,400	58,282,460
		89,899,013
Software - 4.1%
Microsoft Corp.	4,119,498	105,994,684
Symantec Corp. (a)	810,600	18,368,196
		124,362,880
TOTAL INFORMATION TECHNOLOGY		515,819,896
TOTAL COMMON STOCKS (Cost $2,872,263,860)		3,029,874,351
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(c) (Cost $1,426,590)	262,000	$ 262
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 3.82% (b) (Cost $4,665,330)	4,665,330	4,665,330
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,878,355,780)		3,034,539,943
NET OTHER ASSETS - 1.2%		35,666,952
NET ASSETS - 100%		$ 3,070,206,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,441,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Switzerland	3.7%
Bermuda	2.5%
France	1.4%
United Kingdom	1.1%
Israel	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (cost $2,878,355,780) - See accompanying schedule		$ 3,034,539,943
Receivable for investments sold Regular delivery		98,406,704
Delayed delivery		116,488
Receivable for fund shares sold		47,672
Dividends receivable		2,450,766
Interest receivable		69,388
Prepaid expenses		1,713
Other affiliated receivables		44,674
Other receivables		204,319
Total assets		3,135,881,667
Liabilities
Payable for investments purchased	$ 61,497,021
Payable for fund shares redeemed	2,723,158
Accrued management fee	1,122,659
Distribution fees payable	16,875
Other affiliated payables	258,435
Other payables and accrued expenses	56,624
Total liabilities		65,674,772
Net Assets		$ 3,070,206,895
Net Assets consist of:
Paid in capital		$ 3,826,241,261
Undistributed net investment income		18,998,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(931,211,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,178,020
Net Assets		$ 3,070,206,895
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($2,988,757,559 ÷ 221,280,929 shares)		$ 13.51
Class A: Net Asset Value and redemption price per share ($80,937,841 ÷ 6,111,231 shares)		$ 13.24
Maximum offering price per share (100/94.25 of $13.24)		$ 14.05
Class T: Net Asset Value and redemption price per share ($199,474 ÷ 15,069 shares)		$ 13.24
Maximum offering price per share (100/96.5 of $13.24)		$ 13.72
Class B: Net Asset Value and offering price per share ($105,801 ÷ 8,001 shares) A		$ 13.22
Class C: Net Asset Value and offering price per share ($102,994 ÷ 7,788 shares) A		$ 13.22
Institutional Class: Net Asset Value, offering price and redemption price per share ($103,226 ÷ 7,645 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends		$ 38,414,100
Special Dividends		14,058,594
Interest		856,534
Security lending		129,748
Total income		53,458,976

Expenses
Management fee	$ 13,870,169
Transfer agent fees	465,298
Distribution fees	160,648
Accounting and security lending fees	983,928
Independent trustees' compensation	15,644
Appreciation in deferred trustee compensation account	2,005
Custodian fees and expenses	116,772
Registration fees	87,810
Audit	64,960
Legal	13,700
Interest	11,505
Miscellaneous	35,559
Total expenses before reductions	15,827,998
Expense reductions	(1,663,552)	14,164,446
Net investment income (loss)		39,294,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	417,764,084
Foreign currency transactions	(363,130)
Total net realized gain (loss)		417,400,954
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,397,112)
Assets and liabilities in foreign currencies	(11,937)
Total change in net unrealized appreciation (depreciation)		(6,409,049)
Net gain (loss)		410,991,905
Net increase (decrease) in net assets resulting from operations		$ 450,286,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,294,530	$ 26,256,669
Net realized gain (loss)	417,400,954	274,748,579
Change in net unrealized appreciation (depreciation)	(6,409,049)	(44,563,179)
Net increase (decrease) in net assets resulting from operations	450,286,435	256,442,069
Distributions to shareholders from net investment income	(41,350,640)	(25,342,370)
Share transactions - net increase (decrease)	(490,873,071)	(254,318,416)
Total increase (decrease) in net assets	(81,937,276)	(23,218,717)

Net Assets
Beginning of period	3,152,144,171	3,175,362,888
End of period (including undistributed net investment income of $18,998,999 and undistributed net investment income of $21,418,241, respectively)	$ 3,070,206,895	$ 3,152,144,171

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) C	.16 D	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return A,B	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.48%	.40%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	1.27% D	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) D	.08 E	- G	- G	(.01)	(.02)
Net realized and unrealized gain (loss)	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return A,B,C	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of voluntary waivers, if any	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.67% E	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	.40
Total from investment operations	.40
Net asset value, end of period	$ 13.24
Total Return B,C,D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A
Expenses net of voluntary waivers, if any	1.18% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 199
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total ReturnB,C,D	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.72%A
Expenses net of voluntary waivers, if any	1.72%A
Expenses net of all reductions	1.67%A
Net investment income (loss)	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total Return B,C,D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	1.69% A
Expenses net of voluntary waivers, if any	1.69% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.41
Total from investment operations	.42
Net asset value, end of period	$ 13.50
Total Return B,C	3.21%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.69% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 290,972,737
Unrealized depreciation	(169,179,191)
Net unrealized appreciation (depreciation)	121,793,546
Undistributed ordinary income	19,095,387
Capital loss carryforward	(896,826,762)

Cost for federal income tax purposes	$ 2,912,746,397

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 41,350,640	$ 25,342,370

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,014,053,325 and $4,483,430,391, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 160,071	$ -
Class T	.25%	.25%	114	111
Class B	.75%	.25%	235	234
Class C	.75%	.25%	228	228
			$ 160,648	$ 573

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 463
Class T	1
Class B *	-
Class C *	-
$ 464

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 219,401.01
Class A	245,707.36
Class T	46.20
Class B	52.22
Class C	46.20
Institutional Class	46.20
	$ 465,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,128,584 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,033 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 10,368,583	3.33%	-	$ 11,505

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 48,436
Class A	1,308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,612,012 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction|
Class O	$ 1,784

Annual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 40,955,963	$ 25,277,811
Class A	394,677	64,559
Total	$ 41,350,640	$ 25,342,370

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	5,206,566	6,349,970	$ 65,570,236	$ 76,627,138
Reinvestment of distributions	2,742,268	1,766,801	34,388,033	20,777,620
Shares redeemed	(48,261,972)	(30,794,838)	(610,764,881)	(371,468,255)
Net increase (decrease)	(40,313,138)	(22,678,067)	$ (510,806,612)	$ (274,063,497)
Class A
Shares sold	1,996,836	1,882,840	$ 24,737,006	$ 22,317,765
Reinvestment of distributions	30,337	4,578	374,662	53,108
Shares redeemed	(456,304)	(221,982)	(5,677,227)	(2,625,792)
Net increase (decrease)	1,570,869	1,665,436	$ 19,434,441	$ 19,745,081
Class T
Shares sold	15,069	-	$ 196,319	$ -
Net increase (decrease)	15,069	-	$ 196,319	$ -
Class B
Shares sold	8,001	-	$ 102,781	$ -
Net increase (decrease)	8,001	-	$ 102,781	$ -
Class C
Shares sold	7,788	-	$ 100,000	$ -
Net increase (decrease)	7,788	-	$ 100,000	$ -
Institutional Class
Shares sold	7,645	-	$ 100,000	$ -
Net increase (decrease)	7,645	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny I (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Timothy M. Cohen (36)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Cohen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cohen managed a variety of Fidelity funds. Mr. Cohen also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny I. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny I. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny I. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny I. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class A	100%

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the third quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class A

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIN-UPROANN-1105
1.791861.102

Fidelity Destiny (registered trademark) Portfolios:

Destiny II - Class A (fromerly Class N)

Shareholder Update

(Pages I - VI)

September 30, 2005

Prospectus

(Pages F-1 - F-20)

November 29, 2005

Annual Report

(Pages A-1 - A-34)

September 30, 2005

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class A A	8.86%	-3.19%	7.77%
$50/month 15-Year Plan	-45.57%	-5.21%	7.22%

A Destiny began offering Class A (effective July 12, 2005, Class N was renamed Class A) shares on April 30, 1999. The total returns for Class A reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class A on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P® 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Destiny® II

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

For the 12 months ending September 30, 2005, the fund's Class A shares returned 8.86%, trailing the S&P 500® and the 14.30% gain of the LipperSM Growth Funds Average. The most damaging factor relative to the index was a significant underweighting in the energy sector, which I thought was overextended and due for a correction. Among energy stocks, the fund suffered from too little exposure to integrated oil and gas producer Exxon Mobil, an S&P 500 component. A related problem was the fund's positions in Northwest Airlines and Delta Airlines, which were hurt by rising fuel prices. Fortunately, the fund no longer held either stock when the companies declared bankruptcy in September. On the positive side, an underweighting in financials added to performance, as did stock selection in the consumer discretionary and materials sectors. Corning was the top contributor versus the index and second-best in absolute terms. Healthy demand for the company's glass from the makers of flat-panel displays drove its strong financial results during the period. The stock of consumer products giant Altria also performed well, as the long process of court cases to decide the company's legal liability for cigarette-related health problems took some turns favorable to Altria, and the company enjoyed solid international growth as well. Meanwhile, Glamis Gold - another contributor - exemplified the strength in gold mining stocks in response to investors' concerns about worsening inflation.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny II: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny II: Class T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,085.70	$ 3.24B
HypotheticalA	$ 1,000.00	$ 1,021.96	$ 3.14C
Class A
Actual	$ 1,000.00	$ 1,082.60	$ 6.06B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.87C
Class T
Actual	$ 1,000.00	$ 1,028.20	$ 2.99B
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73C
Class B
Actual	$ 1,000.00	$ 1,026.50	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,015.79	$ 9.35C
Class C
Actual	$ 1,000.00	$ 1,026.50	$ 4.09B
HypotheticalA	$ 1,000.00	$ 1,015.94	$ 9.20C
Institutional Class
Actual	$ 1,000.00	$ 1,029.40	$ 1.87B
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.20C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.62%
Class A	1.16%
Class T	1.33%
Class B	1.85%
Class C	1.82%
Institutional Class	.83%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		Microsoft Corp.
Microsoft Corp.		American International Group, Inc.
General Electric Co.		SBC Communications, Inc.
Altria Group, Inc.		Altria Group, Inc.
UnitedHealth Group, Inc.		Verizon Communications, Inc.
SLM Corp.		SLM Corp.
Roche Holding AG (participation certificate)		General Electric Co.
CIENA Corp.		Roche Holding AG (participation certificate)
The Coca-Cola Co.		Procter & Gamble Co.
SBC Communications, Inc.		Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Information Technology	18.0	Financials	15.9
Health Care	17.9	Consumer Staples	14.5
Consumer Discretionary	14.7	Information Technology	14.3
Financials	12.8	Industrials	12.7
Consumer Staples	11.0	Consumer Discretionary	11.3
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 92.8%		Stocks 90.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 8.8%
* Foreign investments	13.3%	** Foreign investments	10.2%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.8%
Delphi Corp. (a)	5,410,951	$ 14,934,225
Gentex Corp.	1,678,600	29,207,640
Lear Corp.	44,300	1,504,871
Michelin SA (Compagnie Generale des Etablissements) Series B	809,605	47,577,231
		93,223,967
Automobiles - 0.1%
Fleetwood Enterprises, Inc. (a)	213,100	2,621,130
Monaco Coach Corp.	81,100	1,195,414
		3,816,544
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	559,900	13,056,868
Vail Resorts, Inc. (a)	100,200	2,880,750
WMS Industries, Inc. (a)	780,300	21,949,839
		37,887,457
Household Durables - 0.4%
Garmin Ltd. (d)	300,000	20,349,000
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	1,470,330	60,577,596
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,100	41,503
MarineMax, Inc. (a)	270,889	6,904,961
Marvel Entertainment, Inc. (a)	616,500	11,016,855
		17,963,319
Media - 6.6%
Clear Channel Communications, Inc.	1,323,000	43,513,470
Cumulus Media, Inc. Class A (a)	1,277,364	15,954,276
Entercom Communications Corp. Class A (a)	681,755	21,536,640
Getty Images, Inc. (a)	21,800	1,875,672
Lamar Advertising Co. Class A (a)	1,086,864	49,300,151
News Corp. Class A	4,801,700	74,858,503
Omnicom Group, Inc.	221,000	18,482,230
Pixar (a)	550,900	24,520,559
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,595,500
Univision Communications, Inc. Class A (a)	2,119,224	56,223,013
XM Satellite Radio Holdings, Inc. Class A (a)	1,019,100	36,595,881
		346,455,895
Specialty Retail - 3.6%
Electronics Boutique Holding Corp. (a)	981,600	61,683,744
GameStop Corp. Class A (a)(d)(e)	1,875,500	59,021,985
Monro Muffler Brake, Inc.	340,138	8,935,425
Staples, Inc.	1,940,150	41,363,998
The Game Group PLC	11,719,089	17,680,475
Urban Outfitters, Inc. (a)	46,000	1,352,400
		190,038,027

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	43,300	$ 3,536,744
TOTAL CONSUMER DISCRETIONARY		773,848,549
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
Coca-Cola Enterprises, Inc.	2,003,100	39,060,450
The Coca-Cola Co.	2,344,100	101,241,679
		140,302,129
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	1,515,300	66,400,446
Food Products - 1.2%
Campbell Soup Co.	349,200	10,388,700
Corn Products International, Inc.	681,100	13,737,787
Hormel Foods Corp.	426,265	14,062,482
Nestle SA:
(Reg.)	42,596	12,474,990
sponsored ADR	191,700	14,089,950
		64,753,909
Household Products - 1.4%
Colgate-Palmolive Co.	468,900	24,753,231
Procter & Gamble Co.	851,100	50,606,406
		75,359,637
Personal Products - 1.0%
Gillette Co.	935,000	54,417,000
Tobacco - 3.4%
Altria Group, Inc.	2,298,100	169,392,951
UST, Inc.	212,500	8,895,250
		178,288,201
TOTAL CONSUMER STAPLES		579,521,322
ENERGY - 2.7%
Energy Equipment & Services - 0.9%
Halliburton Co.	413,300	28,319,316
Schlumberger Ltd. (NY Shares)	234,400	19,778,672
		48,097,988
Oil, Gas & Consumable Fuels - 1.8%
Arch Coal, Inc.	298,300	20,135,250
BP PLC sponsored ADR	100,000	7,085,000
Giant Industries, Inc. (a)	226,800	13,276,872
Peabody Energy Corp.	247,200	20,851,320
Tesoro Corp.	42,600	2,864,424
Valero Energy Corp.	255,700	28,909,442
		93,122,308
TOTAL ENERGY		141,220,296
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.8%
Capital Markets - 0.3%
Morgan Stanley	191,600	$ 10,334,904
T. Rowe Price Group, Inc.	44,659	2,916,233
		13,251,137
Commercial Banks - 0.5%
Bank of America Corp.	42,600	1,793,460
Bank of Communications Co. Ltd. (H Shares)	424,000	179,004
Boston Private Financial Holdings, Inc.	24,869	660,023
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	21,757,125
GDR	27,500	1,446,500
Wachovia Corp.	55,300	2,631,727
		28,467,839
Consumer Finance - 2.6%
SLM Corp.	2,534,518	135,951,546
Insurance - 9.4%
ACE Ltd.	1,108,418	52,173,235
AFLAC, Inc.	1,016,920	46,066,476
AMBAC Financial Group, Inc.	345,000	24,860,700
American International Group, Inc.	5,950,100	368,668,196
		491,768,607
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	42,600	2,405,196
TOTAL FINANCIALS		671,844,325
HEALTH CARE - 17.9%
Biotechnology - 4.0%
Biogen Idec, Inc. (a)	745,100	29,416,548
Cephalon, Inc. (a)	447,800	20,786,876
Charles River Laboratories International, Inc. (a)	1,172,100	51,127,002
Gilead Sciences, Inc. (a)	829,600	40,451,296
MedImmune, Inc. (a)	1,578,900	53,129,985
ONYX Pharmaceuticals, Inc. (a)	256,700	6,412,366
OSI Pharmaceuticals, Inc. (a)	298,200	8,719,368
		210,043,441
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	85,200	10,895,376
BioLase Technology, Inc. (d)	664,200	4,735,746
C.R. Bard, Inc.	179,000	11,819,370
Guidant Corp.	251,100	17,298,279
Nobel Biocare Holding AG (Switzerland)	119,342	28,127,123
Phonak Holding AG	349,502	14,975,571
Straumann Holding AG	123,604	33,119,301
		120,970,766
Health Care Providers & Services - 4.5%
Aetna, Inc.	298,400	25,704,176

	Shares	Value (Note 1)
Humana, Inc. (a)	1,406,300	$ 67,333,644
UnitedHealth Group, Inc.	2,496,570	140,307,234
WebMD Health Corp. Class A	195,500	4,818,880
		238,163,934
Pharmaceuticals - 7.1%
Cipla Ltd.	2,199,966	19,014,152
Johnson & Johnson	1,288,800	81,555,264
Novartis AG sponsored ADR	995,600	50,775,600
Roche Holding AG (participation certificate)	824,168	114,508,466
Sepracor, Inc. (a)	745,900	44,000,641
Wyeth	1,385,200	64,093,204
		373,947,327
TOTAL HEALTH CARE		943,125,468
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	2,022,500	75,843,750
The Boeing Co.	978,600	66,495,870
United Technologies Corp.	255,700	13,255,488
		155,595,108
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,273,414	16,121,421
Commercial Services & Supplies - 0.3%
Tele Atlas NV (a)	432,200	14,954,446
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	149,200	4,608,788
Jacobs Engineering Group, Inc. (a)	76,700	5,169,580
		9,778,368
Industrial Conglomerates - 5.4%
General Electric Co.	8,399,900	282,824,633
Marine - 0.4%
Alexander & Baldwin, Inc.	409,484	21,800,928
TOTAL INDUSTRIALS		501,074,904
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 4.0%
Alcatel SA sponsored ADR (a)(d)	2,727,700	36,605,734
CIENA Corp. (a)(e)	39,032,700	103,046,328
Corning, Inc. (a)	598,500	11,569,005
Finisar Corp. (a)(e)	19,234,600	26,351,402
Juniper Networks, Inc. (a)	425,400	10,120,266
Lucent Technologies, Inc. (a)	5,327,500	17,314,375
NMS Communications Corp. (a)	1,903,170	7,041,729
		212,048,839
Computers & Peripherals - 0.4%
Dell, Inc. (a)	422,909	14,463,488
SanDisk Corp. (a)	4,200	202,650
Synaptics, Inc. (a)	170,400	3,203,520
		17,869,658
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	336,223	$ 5,362,757
NetRatings, Inc. (a)	364,448	5,546,899
Yahoo!, Inc. (a)	428,900	14,513,976
		25,423,632
IT Services - 0.0%
Infosys Technologies Ltd.	23,030	1,317,879
Semiconductors & Semiconductor Equipment - 3.0%
Applied Micro Circuits Corp. (a)	2,769,400	8,308,200
ASML Holding NV (NY Shares) (a)	1,404,100	23,181,691
ATI Technologies, Inc. (a)	2,812,900	38,881,217
Intel Corp.	213,110	5,253,162
PMC-Sierra, Inc. (a)	3,087,650	27,202,197
Silicon On Insulator TEChnologies SA (SOITEC) (a)	276,440	4,676,164
Teradyne, Inc. (a)(d)	2,135,900	35,242,350
United Microelectronics Corp. sponsored ADR	850,112	3,060,403
Vitesse Semiconductor Corp. (a)	132,500	249,100
Xilinx, Inc.	426,177	11,869,029
		157,923,513
Software - 9.7%
Activision, Inc. (a)	2,192,050	44,827,423
Cadence Design Systems, Inc. (a)	1,277,300	20,641,168
Gameloft (a)	2,429,295	17,611,338
Microsoft Corp.	13,943,646	358,770,012
NAVTEQ Corp. (a)	276,000	13,786,200
NDS Group PLC sponsored ADR (a)	226,600	8,418,190
Take-Two Interactive Software, Inc. (a)	932,400	20,596,716
THQ, Inc. (a)	1,285,594	27,408,864
		512,059,911
TOTAL INFORMATION TECHNOLOGY		926,643,432
MATERIALS - 3.3%
Chemicals - 0.3%
Monsanto Co.	216,200	13,566,550
Metals & Mining - 3.0%
Alamos Gold, Inc. (a)	1,058,900	4,371,856
Allegheny Technologies, Inc.	383,200	11,871,536
Apex Silver Mines Ltd. (a)	620,000	9,740,200
Glamis Gold Ltd. (a)	1,898,600	41,643,127
IAMGOLD Corp.	819,200	6,010,473
Newmont Mining Corp.	1,534,100	72,363,497
Titanium Metals Corp. (a)(d)	287,200	11,361,632
		157,362,321
TOTAL MATERIALS		170,928,871

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
SBC Communications, Inc.	3,601,700	$ 86,332,749
Verizon Communications, Inc.	1,767,800	57,789,382
		144,122,131
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	255,100	28,795,688
TOTAL COMMON STOCKS (Cost $4,551,954,633)		4,881,124,986
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	255
TOTAL PREFERRED STOCKS (Cost $1,793,525)		255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,008,262
TOTAL CONVERTIBLE BONDS (Cost $21,472,727)		21,008,262
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 3.82% (b)	370,258,804	370,258,804
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	54,403,925	54,403,925
TOTAL MONEY MARKET FUNDS (Cost $424,662,729)		424,662,729
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,999,883,614)		5,326,796,232
NET OTHER ASSETS - (1.3)%		(66,978,241)
NET ASSETS - 100%		$ 5,259,817,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
GeneProt, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Switzerland	5.3%
France	2.0%
Canada	1.7%
Bermuda	1.1%
Others (individually less than 1%)	3.2%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 53,715,418	$ -	$ -	$ 103,046,328
Delta Air Lines, Inc.	17,629,662	25,692,577	14,455,755	-	-
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	30,625,793	-	-	26,351,402
GameStop Corp. Class A	-	43,539,249	-	-	59,021,985
Monro Muffler Brake, Inc.	8,144,129	9,127,749	10,128,273	35,702	-
Northwest Airlines Corp.	-	66,059,957	33,608,063	-	-
Total	$ 68,556,729	$ 249,101,132	$ 80,853,583	$ 35,702	$ 188,419,715

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (including securities loaned of $53,134,358) (cost $4,999,883,614) - See accompanying schedule		$ 5,326,796,232
Cash		2
Foreign currency held at value (cost $2,504,663)		2,506,349
Receivable for investments sold		132,201,036
Receivable for fund shares sold		68,081
Dividends receivable		5,809,700
Interest receivable		1,496,755
Prepaid expenses		2,749
Other affiliated receivables		43,008
Other receivables		1,153,894
Total assets		5,470,077,806
Liabilities
Payable for investments purchased	$ 147,539,014
Payable for fund shares redeemed	4,410,396
Accrued management fee	2,481,516
Distribution fees payable	60,600
Other affiliated payables	419,654
Other payables and accrued expenses	944,710
Collateral on securities loaned, at value	54,403,925
Total liabilities		210,259,815
Net Assets		$ 5,259,817,991
Net Assets consist of:
Paid in capital		$ 4,820,185,861
Undistributed net investment income		48,576,995
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,972,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		326,082,250
Net Assets		$ 5,259,817,991
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($4,965,789,282 ÷ 416,935,255 shares)		$ 11.91
Class A: Net Asset Value and redemption price per share ($293,602,403 ÷ 25,174,331 shares)		$ 11.66
Maximum offering price per share (100/94.25 of $11.66)		$ 12.37
Class T: Net Asset Value and redemption price per share ($102,801 ÷ 8,818 shares)		$ 11.66
Maximum offering price per share (100/96.5 of $11.66)		$ 12.08
Class B: Net Asset Value and offering price per share ($117,845 ÷ 10,123 shares)A		$ 11.64
Class C: Net Asset Value and offering price per share ($102,742 ÷ 8,823 shares)A		$ 11.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($102,918 ÷ 8,643 shares)		$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends (including $35,702 received from affiliated issuers)		$ 77,253,784
Special Dividends		21,063,738
Interest		12,652,941
Security lending		3,902,462
Total income		114,872,925

Expenses
Management fee	$ 30,125,130
Transfer agent fees	981,298
Distribution fees	620,417
Accounting and security lending fees	1,376,407
Independent trustees' compensation	26,101
Appreciation in deferred trustee compensation account	4,129
Custodian fees and expenses	505,539
Registration fees	84,756
Audit	92,307
Legal	13,555
Miscellaneous	62,892
Total expenses before reductions	33,892,531
Expense reductions	(5,886,738)	28,005,793
Net investment income (loss)		86,867,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2,373,461) (Including realized gain (loss) of $(77,454,408) from affiliated issuers)	291,447,375
Foreign currency transactions	(428,439)
Total net realized gain (loss)		291,018,936
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $346,276)	94,901,531
Assets and liabilities in foreign currencies	(7,271)
Total change in net unrealized appreciation (depreciation)		94,894,260
Net gain (loss)		385,913,196
Net increase (decrease) in net assets resulting from operations		$ 472,780,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,867,132	$ 56,604,027
Net realized gain (loss)	291,018,936	266,670,310
Change in net unrealized appreciation (depreciation)	94,894,260	198,286,124
Net increase (decrease) in net assets resulting from operations	472,780,328	521,560,461
Distributions to shareholders from net investment income	(76,323,539)	(37,191,884)
Share transactions - net increase (decrease)	(351,020,942)	(41,345,741)
Total increase (decrease) in net assets	45,435,847	443,022,836

Net Assets
Beginning of period	5,214,382,144	4,771,359,308
End of period (including undistributed net investment income of $48,576,995 and undistributed net investment income of $38,016,851, respectively)	$ 5,259,817,991	$ 5,214,382,144

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) C	.19 D	.12	.08	.09	.08
Net realized and unrealized gain (loss)	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return A,B	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets E
Expenses before expense reductions	.62%	.61%	.62%	.61%	.60%
Expenses net of voluntary waivers, if any	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.68% D	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) D	.13 E	.04	- G	- G	(.03)
Net realized and unrealized gain (loss)	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return A,B,C	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of voluntary waivers, if any	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	1.14% E	.40%	-	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .74%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 11.66
Total Return B,C,D	2.82%
Ratios to Average Net Assets G
Expenses before expense reductions	1.33% A
Expenses net of voluntary waivers, if any	1.33% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.85% A
Expenses net of voluntary waivers, if any	1.85% A
Expenses net of all reductions	1.74% A
Net investment income (loss)	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A
Expenses net of voluntary waivers, if any	1.82% A
Expenses net of all reductions	1.71% A
Net investment income (loss)	(.30%) A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.32
Total from investment operations	.34
Net asset value, end of period	$ 11.91
Total Return B,C	2.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A
Expenses net of voluntary waivers, if any	.83% A
Expenses net of all reductions	.71% A
Net investment income (loss)	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 436,997,155
Unrealized depreciation	(130,117,370)
Net unrealized appreciation (depreciation)	306,879,785
Undistributed ordinary income	44,562,527
Undistributed long-term capital gain	79,787,519

Cost for federal income tax purposes	$ 5,019,916,447

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 76,323,539	$ 37,191,884

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,962,068,968 and $12,244,760,310, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 619,825	$ -
Class T	.25%	.25%	114	114
Class B	.75%	.25%	251	246
Class C	.75%	.25%	227	227
			$ 620,417	$ 587

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-
Class B *	-
Class C *	-
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 180,669.00
Class A	800,434.31
Class T	46.20
Class B	57.23
Class C	46.20
Institutional Class	46.20
	$ 981,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,819,468 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $905,339 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 46,973
Class A	2,773

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,833,087 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,022. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 2,883

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 74,292,069	$ 37,037,797
Class A	2,031,470	154,087
Total	$ 76,323,539	$ 37,191,884

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	24,435,956	27,510,342	$ 277,483,378	$ 296,503,239
Reinvestment of distributions	5,981,021	3,176,502	69,670,688	33,512,084
Shares redeemed	(66,463,101)	(40,198,116)	(756,086,897)	(434,680,135)
Net increase (decrease)	(36,046,124)	(9,511,272)	$ (408,932,831)	$ (104,664,812)
Class A
Shares sold	7,215,759	7,130,219	$ 80,409,418	$ 75,433,578
Reinvestment of distributions	168,925	8,588	1,935,076	89,154
Shares redeemed	(2,227,995)	(1,151,795)	(24,847,672)	(12,203,661)
Net increase (decrease)	5,156,689	5,987,012	$ 57,496,822	$ 63,319,071
Class T
Shares sold	8,818	-	$ 100,000	$ -
Net increase (decrease)	8,818	-	$ 100,000	$ -
Class B
Shares sold	10,123	-	$ 115,009	$ -
Net increase (decrease)	10,123	-	$ 115,009	$ -
Class C
Shares sold	8,823	-	$ 100,058	$ -
Net increase (decrease)	8,823	-	$ 100,058	$ -
Institutional Class
Shares sold	8,643	-	$ 100,000	$ -
Net increase (decrease)	8,643	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Adam Hetnarski (41)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds. Mr. Hetnarski also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class A	100%

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the second quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three-year cumulative total return of Class O of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

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Fidelity
Destiny Portfolios:
Destiny II - Class A

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIN-UPROANN-1105
1.791862.102

Fidelity Destiny (registered trademark) Portfolios:

Destiny I - Class O

Shareholder Update

(Pages I - VI)

September 30, 2005

Prospectus

(Pages F-1 - F-18)

November 29, 2005

Annual Report

(Pages A-1 - A-32)

September 30, 2005

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Destiny® I: Class O	15.46%	-4.48%	4.64%
$50/month 15-Year Plan	-44.81%	-7.92%	3.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® I: Class O on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Tim Cohen, Portfolio Manager of Fidelity Destiny® I

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

For the 12 months ending September 30, 2005, the fund's Class O shares were up 15.46%, outpacing both the LipperSM Growth Funds Average, which rose 14.30%, and the S&P 500®. The fund's overweighting in the energy sector - far and away the market's strongest-performing area during the period - along with some solid stock picking in that sector, provided the biggest contributions in both absolute terms and relative to the index. Independent refiner Valero Energy and energy services giant Halliburton were among the top contributors. Favorable stock picking within the commercial services and supplies, materials, and software and services groups also helped, with names such as professional staffing firm Robert Half International, seed producer Monsanto and Internet search engine Google, respectively, each boosting the fund's return. I sold the Monsanto position to lock in profits. Unfortunately, the fund's underweighting in utilities, which was the second-best performing sector during the period, offset some of the handsome gains in energy. Owning only minimal stakes in several strong-performing index components also hurt, as did our overweighted positions in such poorly performing names as Biogen Idec, the big biotechnology firm, which I ultimately sold, and Wal-Mart, the nation's No. 1 retailer.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny I: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny I: Class T, B, C, and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,091.30	$ 2.57 B
HypotheticalA	$ 1,000.00	$ 1,022.61	$ 2.48 C
Class A
Actual	$ 1,000.00	$ 1,087.00	$ 5.60 B
HypotheticalA	$ 1,000.00	$ 1,019.70	$ 5.42 C
Class T
Actual	$ 1,000.00	$ 1,031.20	$ 2.66 B
HypotheticalA	$ 1,000.00	$ 1,019.15	$ 5.97 C
Class B
Actual	$ 1,000.00	$ 1,029.60	$ 3.87 B
HypotheticalA	$ 1,000.00	$ 1,016.44	$ 8.69 C
Class C
Actual	$ 1,000.00	$ 1,029.60	$ 3.81 B
HypotheticalA	$ 1,000.00	$ 1,016.60	$ 8.54 C
Institutional Class
Actual	$ 1,000.00	$ 1,032.10	$ 1.56 B
HypotheticalA	$ 1,000.00	$ 1,021.61	$ 3.50 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	1.07%
Class T	1.18%
Class B	1.72%
Class C	1.69%
Institutional Class	.69%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		General Electric Co.
General Electric Co.		Microsoft Corp.
Wal-Mart Stores, Inc.		Walt Disney Co.
Microsoft Corp.		Intel Corp.
Home Depot, Inc.		Time Warner, Inc.
Robert Half International, Inc.		Honeywell International, Inc.
eBay, Inc.		Schlumberger Ltd. (NY Shares)
Dell, Inc.		American Express Co.
UnitedHealth Group, Inc.		Exxon Mobil Corp.
Goldman Sachs Group, Inc.		Dell, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Financials	28.2	Information Technology	22.3
Information Technology	16.8	Industrials	18.8
Industrials	14.6	Financials	12.7
Consumer Discretionary	14.1	Consumer Discretionary	11.4
Energy	13.0	Health Care	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 98.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	12.1%	** Foreign investments	7.8%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.1%
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	1,022,960	$ 67,914,314
Bright Horizons Family Solutions, Inc. (a)	288,600	11,082,240
		78,996,554
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	443,800	22,181,124
Starbucks Corp. (a)	377,700	18,922,770
		41,103,894
Internet & Catalog Retail - 2.9%
eBay, Inc. (a)	2,157,300	88,880,760
Media - 1.9%
Lamar Advertising Co. Class A (a)	422,400	19,160,064
Univision Communications, Inc. Class A (a)	1,444,500	38,322,585
		57,482,649
Specialty Retail - 5.1%
Aeropostale, Inc. (a)	682,700	14,507,375
Home Depot, Inc.	2,686,200	102,451,668
Staples, Inc.	1,933,600	41,224,352
		158,183,395
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	479,902	8,729,417
TOTAL CONSUMER DISCRETIONARY		433,376,669
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 3.7%
Wal-Mart Stores, Inc.	2,613,500	114,523,570
Food Products - 0.9%
Nestle SA (Reg.)	96,977	28,401,424
TOTAL CONSUMER STAPLES		142,924,994
ENERGY - 13.0%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	317,800	18,966,304
BJ Services Co.	386,400	13,906,536
Grant Prideco, Inc. (a)	191,449	7,782,402
Halliburton Co.	687,400	47,100,648
National Oilwell Varco, Inc. (a)	382,100	25,142,180
Noble Corp.	227,400	15,567,804
Schlumberger Ltd. (NY Shares)	351,500	29,659,570
Smith International, Inc.	322,000	10,725,820
Weatherford International Ltd. (a)	276,200	18,963,892
		187,815,156
Oil, Gas & Consumable Fuels - 6.9%
Amerada Hess Corp.	120,400	16,555,000
Apache Corp.	319,500	24,032,790
ConocoPhillips	599,000	41,876,090
Forest Oil Corp. (a)	289,400	15,077,740

	Shares	Value (Note 1)
Occidental Petroleum Corp.	307,100	$ 26,235,553
Total SA sponsored ADR	325,500	44,209,410
Valero Energy Corp.	374,300	42,318,358
		210,304,941
TOTAL ENERGY		398,120,097
FINANCIALS - 28.2%
Capital Markets - 5.1%
Goldman Sachs Group, Inc.	688,900	83,756,462
Merrill Lynch & Co., Inc.	420,300	25,785,405
UBS AG (NY Shares)	534,800	45,725,400
		155,267,267
Commercial Banks - 3.3%
Bank of America Corp.	1,939,200	81,640,320
Standard Chartered PLC (United Kingdom)	603,400	13,021,641
State Bank of India	316,331	7,610,583
		102,272,544
Diversified Financial Services - 2.0%
JPMorgan Chase & Co.	1,849,100	62,739,963
Insurance - 17.5%
ACE Ltd.	1,646,270	77,489,929
AMBAC Financial Group, Inc.	1,126,800	81,197,208
American International Group, Inc.	3,459,164	214,329,804
Hartford Financial Services Group, Inc.	439,300	33,900,781
W.R. Berkley Corp.	1,182,976	46,703,892
XL Capital Ltd. Class A	1,209,800	82,302,694
		535,924,308
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	207,800	9,313,596
TOTAL FINANCIALS		865,517,678
HEALTH CARE - 7.4%
Biotechnology - 1.0%
Cephalon, Inc. (a)	687,700	31,923,034
Health Care Equipment & Supplies - 0.7%
Waters Corp. (a)	496,300	20,646,080
Health Care Providers & Services - 2.8%
UnitedHealth Group, Inc.	1,507,700	84,732,740
Pharmaceuticals - 2.9%
Allergan, Inc.	207,000	18,965,340
Roche Holding AG (participation certificate)	289,054	40,160,659
Teva Pharmaceutical Industries Ltd. sponsored ADR	899,400	30,057,948
		89,183,947
TOTAL HEALTH CARE		226,485,801
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	1,516,200	$ 56,857,500
Commercial Services & Supplies - 3.1%
Robert Half International, Inc.	2,652,880	94,415,999
Construction & Engineering - 0.5%
Fluor Corp.	225,000	14,485,500
Industrial Conglomerates - 7.0%
General Electric Co.	5,394,500	181,632,815
Tyco International Ltd.	1,248,600	34,773,510
		216,406,325
Road & Rail - 2.1%
Burlington Northern Santa Fe Corp.	430,900	25,767,820
Norfolk Southern Corp.	978,700	39,696,072
		65,463,892
TOTAL INDUSTRIALS		447,629,216
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.4%
Juniper Networks, Inc. (a)	538,100	12,801,399
Computers & Peripherals - 2.8%
Dell, Inc. (a)	2,519,500	86,166,900
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A	299,360	12,076,182
CDW Corp.	263,500	15,525,420
National Instruments Corp.	744,000	18,332,160
		45,933,762
Internet Software & Services - 4.0%
Google, Inc. Class A (sub. vtg.) (a)	251,900	79,716,274
Yahoo!, Inc. (a)	1,259,800	42,631,632
		122,347,906
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	301,600	16,467,360
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	456,400	17,840,676
Semiconductors & Semiconductor Equipment - 2.9%
ARM Holdings PLC sponsored ADR	3,742,100	23,462,967
FormFactor, Inc. (a)	357,300	8,153,586
Intel Corp.	2,364,400	58,282,460
		89,899,013
Software - 4.1%
Microsoft Corp.	4,119,498	105,994,684
Symantec Corp. (a)	810,600	18,368,196
		124,362,880
TOTAL INFORMATION TECHNOLOGY		515,819,896
TOTAL COMMON STOCKS (Cost $2,872,263,860)		3,029,874,351
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(c) (Cost $1,426,590)	262,000	$ 262
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 3.82% (b) (Cost $4,665,330)	4,665,330	4,665,330
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $2,878,355,780)		3,034,539,943
NET OTHER ASSETS - 1.2%		35,666,952
NET ASSETS - 100%		$ 3,070,206,895
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,441,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Switzerland	3.7%
Bermuda	2.5%
France	1.4%
United Kingdom	1.1%
Israel	1.0%
Netherlands Antilles	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At September 30, 2005, the fund had a capital loss carryforward of approximately $896,826,762 of which $166,281,599 and $730,545,163 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (cost $2,878,355,780) - See accompanying schedule		$ 3,034,539,943
Receivable for investments sold Regular delivery		98,406,704
Delayed delivery		116,488
Receivable for fund shares sold		47,672
Dividends receivable		2,450,766
Interest receivable		69,388
Prepaid expenses		1,713
Other affiliated receivables		44,674
Other receivables		204,319
Total assets		3,135,881,667
Liabilities
Payable for investments purchased	$ 61,497,021
Payable for fund shares redeemed	2,723,158
Accrued management fee	1,122,659
Distribution fees payable	16,875
Other affiliated payables	258,435
Other payables and accrued expenses	56,624
Total liabilities		65,674,772
Net Assets		$ 3,070,206,895
Net Assets consist of:
Paid in capital		$ 3,826,241,261
Undistributed net investment income		18,998,999
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(931,211,385)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,178,020
Net Assets		$ 3,070,206,895
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($2,988,757,559 ÷ 221,280,929 shares)		$ 13.51
Class A: Net Asset Value and redemption price per share ($80,937,841 ÷ 6,111,231 shares)		$ 13.24
Maximum offering price per share (100/94.25 of $13.24)		$ 14.05
Class T: Net Asset Value and redemption price per share ($199,474 ÷ 15,069 shares)		$ 13.24
Maximum offering price per share (100/96.5 of $13.24)		$ 13.72
Class B: Net Asset Value and offering price per share ($105,801 ÷ 8,001 shares) A		$ 13.22
Class C: Net Asset Value and offering price per share ($102,994 ÷ 7,788 shares) A		$ 13.22
Institutional Class: Net Asset Value, offering price and redemption price per share ($103,226 ÷ 7,645 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends		$ 38,414,100
Special Dividends		14,058,594
Interest		856,534
Security lending		129,748
Total income		53,458,976

Expenses
Management fee	$ 13,870,169
Transfer agent fees	465,298
Distribution fees	160,648
Accounting and security lending fees	983,928
Independent trustees' compensation	15,644
Appreciation in deferred trustee compensation account	2,005
Custodian fees and expenses	116,772
Registration fees	87,810
Audit	64,960
Legal	13,700
Interest	11,505
Miscellaneous	35,559
Total expenses before reductions	15,827,998
Expense reductions	(1,663,552)	14,164,446
Net investment income (loss)		39,294,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	417,764,084
Foreign currency transactions	(363,130)
Total net realized gain (loss)		417,400,954
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,397,112)
Assets and liabilities in foreign currencies	(11,937)
Total change in net unrealized appreciation (depreciation)		(6,409,049)
Net gain (loss)		410,991,905
Net increase (decrease) in net assets resulting from operations		$ 450,286,435

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,294,530	$ 26,256,669
Net realized gain (loss)	417,400,954	274,748,579
Change in net unrealized appreciation (depreciation)	(6,409,049)	(44,563,179)
Net increase (decrease) in net assets resulting from operations	450,286,435	256,442,069
Distributions to shareholders from net investment income	(41,350,640)	(25,342,370)
Share transactions - net increase (decrease)	(490,873,071)	(254,318,416)
Total increase (decrease) in net assets	(81,937,276)	(23,218,717)

Net Assets
Beginning of period	3,152,144,171	3,175,362,888
End of period (including undistributed net investment income of $18,998,999 and undistributed net investment income of $21,418,241, respectively)	$ 3,070,206,895	$ 3,152,144,171

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.06	$ 9.31	$ 11.56	$ 22.09
Income from Investment Operations
Net investment income (loss) C	.16 D	.10	.09	.10	.12
Net realized and unrealized gain (loss)	1.66	.78	1.75	(2.23)	(6.74)
Total from investment operations	1.82	.88	1.84	(2.13)	(6.62)
Distributions from net investment income	(.16)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.16)	(.09)	(.09)	(.12)	(3.91)
Net asset value, end of period	$ 13.51	$ 11.85	$ 11.06	$ 9.31	$ 11.56
Total Return A,B	15.46%	7.96%	19.88%	(18.69)%	(34.55)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49%	.49%	.49%	.48%	.40%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.48%	.40%
Expenses net of all reductions	.44%	.47%	.46%	.44%	.37%
Net investment income (loss)	1.27% D	.79%	.85%	.80%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,988,758	$ 3,099,403	$ 3,144,123	$ 2,767,484	$ 3,633,310
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .82%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.87	$ 9.16	$ 11.40	$ 21.90
Income from Investment Operations
Net investment income (loss) D	.08 E	- G	- G	(.01)	(.02)
Net realized and unrealized gain (loss)	1.62	.77	1.73	(2.20)	(6.66)
Total from investment operations	1.70	.77	1.73	(2.21)	(6.68)
Distributions from net investment income	(.08)	(.02)	(.02)	(.03)	(.04)
Distributions from net realized gain	-	-	-	-	(3.78)
Total distributions	(.08)	(.02)	(.02)	(.03)	(3.82)
Net asset value, end of period	$ 13.24	$ 11.62	$ 10.87	$ 9.16	$ 11.40
Total Return A,B,C	14.68%	7.08%	18.91%	(19.46)%	(35.10)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09%	1.29%	1.36%	1.36%	1.30%
Expenses net of voluntary waivers, if any	1.08%	1.29%	1.36%	1.36%	1.30%
Expenses net of all reductions	1.03%	1.27%	1.32%	1.31%	1.27%
Net investment income (loss)	.67% E	-%	(.01)%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,938	$ 52,741	$ 31,240	$ 12,572	$ 6,469
Portfolio turnover rate	130%	52%	71%	93%	119%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	- H
Net realized and unrealized gain (loss)	.40
Total from investment operations	.40
Net asset value, end of period	$ 13.24
Total Return B,C,D	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A
Expenses net of voluntary waivers, if any	1.18% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 199
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total ReturnB,C,D	2.96%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.72%A
Expenses net of voluntary waivers, if any	1.72%A
Expenses net of all reductions	1.67%A
Net investment income (loss)	(.59)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84
Income from Investment Operations
Net investment income (loss) E	(.02)
Net realized and unrealized gain (loss)	.40
Total from investment operations	.38
Net asset value, end of period	$ 13.22
Total Return B,C,D	2.96%
Ratios to Average Net Assets G
Expenses before expense reductions	1.69% A
Expenses net of voluntary waivers, if any	1.69% A
Expenses net of all reductions	1.64% A
Net investment income (loss)	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.08
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.41
Total from investment operations	.42
Net asset value, end of period	$ 13.50
Total Return B,C	3.21%
Ratios to Average Net Assets F
Expenses before expense reductions	.69% A
Expenses net of voluntary waivers, if any	.69% A
Expenses net of all reductions	.64% A
Net investment income (loss)	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	130%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 290,972,737
Unrealized depreciation	(169,179,191)
Net unrealized appreciation (depreciation)	121,793,546
Undistributed ordinary income	19,095,387
Capital loss carryforward	(896,826,762)

Cost for federal income tax purposes	$ 2,912,746,397

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 41,350,640	$ 25,342,370

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,014,053,325 and $4,483,430,391, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 160,071	$ -
Class T	.25%	.25%	114	111
Class B	.75%	.25%	235	234
Class C	.75%	.25%	228	228
			$ 160,648	$ 573

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 463
Class T	1
Class B *	-
Class C *	-
$ 464

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 219,401.01
Class A	245,707.36
Class T	46.20
Class B	52.22
Class C	46.20
Institutional Class	46.20
	$ 465,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,128,584 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $105,033 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 10,368,583	3.33%	-	$ 11,505

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 48,436
Class A	1,308

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,612,012 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $12. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction|
Class O	$ 1,784

Annual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 40,955,963	$ 25,277,811
Class A	394,677	64,559
Total	$ 41,350,640	$ 25,342,370

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	5,206,566	6,349,970	$ 65,570,236	$ 76,627,138
Reinvestment of distributions	2,742,268	1,766,801	34,388,033	20,777,620
Shares redeemed	(48,261,972)	(30,794,838)	(610,764,881)	(371,468,255)
Net increase (decrease)	(40,313,138)	(22,678,067)	$ (510,806,612)	$ (274,063,497)
Class A
Shares sold	1,996,836	1,882,840	$ 24,737,006	$ 22,317,765
Reinvestment of distributions	30,337	4,578	374,662	53,108
Shares redeemed	(456,304)	(221,982)	(5,677,227)	(2,625,792)
Net increase (decrease)	1,570,869	1,665,436	$ 19,434,441	$ 19,745,081
Class T
Shares sold	15,069	-	$ 196,319	$ -
Net increase (decrease)	15,069	-	$ 196,319	$ -
Class B
Shares sold	8,001	-	$ 102,781	$ -
Net increase (decrease)	8,001	-	$ 102,781	$ -
Class C
Shares sold	7,788	-	$ 100,000	$ -
Net increase (decrease)	7,788	-	$ 100,000	$ -
Institutional Class
Shares sold	7,645	-	$ 100,000	$ -
Net increase (decrease)	7,645	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny I (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Timothy M. Cohen (36)

Year of Election or Appointment: 2005

Vice President of Destiny I. Mr. Cohen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Cohen managed a variety of Fidelity funds. Mr. Cohen also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny I. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny I. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny I. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny I. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny I. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny I. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%

Class O designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny I

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the third quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIO-UPROANN-1105
1.791859.102

Fidelity Destiny (registered trademark) Portfolios:

Destiny II - Class O

Shareholder Update

(Pages I - VI)

September 30, 2005

Prospectus

(Pages F-1 - F-18)

November 29, 2005

Annual Report

(Pages A-1 - A-32)

September 30, 2005

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2005	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class O	9.51%	-2.41%	8.67%
$50/month 15-Year Plan	-47.65%	-5.93%	7.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class O on September 30, 1995. The chart shows how the value of your investment would have changed, and also shows how the S&P® 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Destiny® II

Most major U.S. equity benchmarks had double-digit gains for the year ending September 30, 2005. Market breadth was relatively narrow, with returns helped considerably by the energy and utilities sectors. Unabated demand, restricted supply and hurricane-ravaged Gulf Coast oil facilities caused already record-high oil prices to eclipse $70 per barrel late in the period. While energy and utilities represented only a small portion of many diversified stock indexes, their influence on performance was significant. For example, energy and utilities combined accounted for only about 11% of the Standard & Poor's 500SM Index. But their gains of around 48% and 38%, respectively, resulted in roughly a third of the index's 12.25% one-year return. The overall investment environment was generally favorable, as strength in both consumer spending and corporate profits led to steady economic growth. However, the Federal Reserve Board was concerned about inflation, raising interest rates eight times during the past year. Aside from energy and utilities, technology also did well, as seen in the 14.19% return for the NASDAQ Composite® Index. Elsewhere, the Dow Jones Industrial AverageSM rose 7.23%.

For the 12 months ending September 30, 2005, the fund's Class O shares returned 9.51%, trailing the S&P 500® and the 14.30% gain of the LipperSM Growth Funds Average. The most damaging factor relative to the index was a significant underweighting in the energy sector, which I thought was overextended and due for a correction. Among energy stocks, the fund suffered from too little exposure to integrated oil and gas producer Exxon Mobil, an S&P 500 component. A related problem was the fund's positions in Northwest Airlines and Delta Airlines, which were hurt by rising fuel prices. Fortunately, the fund no longer held either stock when the companies declared bankruptcy in September. On the positive side, an underweighting in financials added to performance, as did stock selection in the consumer discretionary and materials sectors. Corning was the top contributor versus the index and second-best in absolute terms. Healthy demand for the company's glass from the makers of flat-panel displays drove its strong financial results during the period. The stock of consumer products giant Altria also performed well, as the long process of court cases to decide the company's legal liability for cigarette-related health problems took some turns favorable to Altria, and the company enjoyed solid international growth as well. Meanwhile, Glamis Gold - another contributor - exemplified the strength in gold mining stocks in response to investors' concerns about worsening inflation.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005) for Destiny II: Class O and A and for the period (July 12, 2005 to September 30, 2005) for Advisor Destiny II: Class T, B, C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value September 30, 2005	Expenses Paid During Period
Class O
Actual	$ 1,000.00	$ 1,085.70	$ 3.24B
HypotheticalA	$ 1,000.00	$ 1,021.96	$ 3.14C
Class A
Actual	$ 1,000.00	$ 1,082.60	$ 6.06B
HypotheticalA	$ 1,000.00	$ 1,019.25	$ 5.87C
Class T
Actual	$ 1,000.00	$ 1,028.20	$ 2.99B
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.73C
Class B
Actual	$ 1,000.00	$ 1,026.50	$ 4.16B
HypotheticalA	$ 1,000.00	$ 1,015.79	$ 9.35C
Class C
Actual	$ 1,000.00	$ 1,026.50	$ 4.09B
HypotheticalA	$ 1,000.00	$ 1,015.94	$ 9.20C
Institutional Class
Actual	$ 1,000.00	$ 1,029.40	$ 1.87B
HypotheticalA	$ 1,000.00	$ 1,020.91	$ 4.20C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) for Class O and A and multiplied by 81/365 (to reflect the period July 12, 2005 to September 30, 2005) for Class T, B, C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) and multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.62%
Class A	1.16%
Class T	1.33%
Class B	1.85%
Class C	1.82%
Institutional Class	.83%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2005		as of March 31, 2005
American International Group, Inc.		Microsoft Corp.
Microsoft Corp.		American International Group, Inc.
General Electric Co.		SBC Communications, Inc.
Altria Group, Inc.		Altria Group, Inc.
UnitedHealth Group, Inc.		Verizon Communications, Inc.
SLM Corp.		SLM Corp.
Roche Holding AG (participation certificate)		General Electric Co.
CIENA Corp.		Roche Holding AG (participation certificate)
The Coca-Cola Co.		Procter & Gamble Co.
SBC Communications, Inc.		Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2005	% of fund's net assets	as of March 31, 2005	% of fund's net assets
Information Technology	18.0	Financials	15.9
Health Care	17.9	Consumer Staples	14.5
Consumer Discretionary	14.7	Information Technology	14.3
Financials	12.8	Industrials	12.7
Consumer Staples	11.0	Consumer Discretionary	11.3
Asset Allocation (% of fund's net assets)
As of September 30, 2005 *		As of March 31, 2005 **
	Stocks 92.8%		Stocks 90.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 6.8%		Short-Term Investments and Net Other Assets 8.8%
* Foreign investments	13.3%	** Foreign investments	10.2%

Annual Report

Investments September 30, 2005

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.8%
Delphi Corp. (a)	5,410,951	$ 14,934,225
Gentex Corp.	1,678,600	29,207,640
Lear Corp.	44,300	1,504,871
Michelin SA (Compagnie Generale des Etablissements) Series B	809,605	47,577,231
		93,223,967
Automobiles - 0.1%
Fleetwood Enterprises, Inc. (a)	213,100	2,621,130
Monaco Coach Corp.	81,100	1,195,414
		3,816,544
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	559,900	13,056,868
Vail Resorts, Inc. (a)	100,200	2,880,750
WMS Industries, Inc. (a)	780,300	21,949,839
		37,887,457
Household Durables - 0.4%
Garmin Ltd. (d)	300,000	20,349,000
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	1,470,330	60,577,596
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,100	41,503
MarineMax, Inc. (a)	270,889	6,904,961
Marvel Entertainment, Inc. (a)	616,500	11,016,855
		17,963,319
Media - 6.6%
Clear Channel Communications, Inc.	1,323,000	43,513,470
Cumulus Media, Inc. Class A (a)	1,277,364	15,954,276
Entercom Communications Corp. Class A (a)	681,755	21,536,640
Getty Images, Inc. (a)	21,800	1,875,672
Lamar Advertising Co. Class A (a)	1,086,864	49,300,151
News Corp. Class A	4,801,700	74,858,503
Omnicom Group, Inc.	221,000	18,482,230
Pixar (a)	550,900	24,520,559
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,595,500
Univision Communications, Inc. Class A (a)	2,119,224	56,223,013
XM Satellite Radio Holdings, Inc. Class A (a)	1,019,100	36,595,881
		346,455,895
Specialty Retail - 3.6%
Electronics Boutique Holding Corp. (a)	981,600	61,683,744
GameStop Corp. Class A (a)(d)(e)	1,875,500	59,021,985
Monro Muffler Brake, Inc.	340,138	8,935,425
Staples, Inc.	1,940,150	41,363,998
The Game Group PLC	11,719,089	17,680,475
Urban Outfitters, Inc. (a)	46,000	1,352,400
		190,038,027

	Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	43,300	$ 3,536,744
TOTAL CONSUMER DISCRETIONARY		773,848,549
CONSUMER STAPLES - 11.0%
Beverages - 2.7%
Coca-Cola Enterprises, Inc.	2,003,100	39,060,450
The Coca-Cola Co.	2,344,100	101,241,679
		140,302,129
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	1,515,300	66,400,446
Food Products - 1.2%
Campbell Soup Co.	349,200	10,388,700
Corn Products International, Inc.	681,100	13,737,787
Hormel Foods Corp.	426,265	14,062,482
Nestle SA:
(Reg.)	42,596	12,474,990
sponsored ADR	191,700	14,089,950
		64,753,909
Household Products - 1.4%
Colgate-Palmolive Co.	468,900	24,753,231
Procter & Gamble Co.	851,100	50,606,406
		75,359,637
Personal Products - 1.0%
Gillette Co.	935,000	54,417,000
Tobacco - 3.4%
Altria Group, Inc.	2,298,100	169,392,951
UST, Inc.	212,500	8,895,250
		178,288,201
TOTAL CONSUMER STAPLES		579,521,322
ENERGY - 2.7%
Energy Equipment & Services - 0.9%
Halliburton Co.	413,300	28,319,316
Schlumberger Ltd. (NY Shares)	234,400	19,778,672
		48,097,988
Oil, Gas & Consumable Fuels - 1.8%
Arch Coal, Inc.	298,300	20,135,250
BP PLC sponsored ADR	100,000	7,085,000
Giant Industries, Inc. (a)	226,800	13,276,872
Peabody Energy Corp.	247,200	20,851,320
Tesoro Corp.	42,600	2,864,424
Valero Energy Corp.	255,700	28,909,442
		93,122,308
TOTAL ENERGY		141,220,296
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 12.8%
Capital Markets - 0.3%
Morgan Stanley	191,600	$ 10,334,904
T. Rowe Price Group, Inc.	44,659	2,916,233
		13,251,137
Commercial Banks - 0.5%
Bank of America Corp.	42,600	1,793,460
Bank of Communications Co. Ltd. (H Shares)	424,000	179,004
Boston Private Financial Holdings, Inc.	24,869	660,023
Uniao de Bancos Brasileiros SA (Unibanco):
unit	2,069,200	21,757,125
GDR	27,500	1,446,500
Wachovia Corp.	55,300	2,631,727
		28,467,839
Consumer Finance - 2.6%
SLM Corp.	2,534,518	135,951,546
Insurance - 9.4%
ACE Ltd.	1,108,418	52,173,235
AFLAC, Inc.	1,016,920	46,066,476
AMBAC Financial Group, Inc.	345,000	24,860,700
American International Group, Inc.	5,950,100	368,668,196
		491,768,607
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	42,600	2,405,196
TOTAL FINANCIALS		671,844,325
HEALTH CARE - 17.9%
Biotechnology - 4.0%
Biogen Idec, Inc. (a)	745,100	29,416,548
Cephalon, Inc. (a)	447,800	20,786,876
Charles River Laboratories International, Inc. (a)	1,172,100	51,127,002
Gilead Sciences, Inc. (a)	829,600	40,451,296
MedImmune, Inc. (a)	1,578,900	53,129,985
ONYX Pharmaceuticals, Inc. (a)	256,700	6,412,366
OSI Pharmaceuticals, Inc. (a)	298,200	8,719,368
		210,043,441
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	85,200	10,895,376
BioLase Technology, Inc. (d)	664,200	4,735,746
C.R. Bard, Inc.	179,000	11,819,370
Guidant Corp.	251,100	17,298,279
Nobel Biocare Holding AG (Switzerland)	119,342	28,127,123
Phonak Holding AG	349,502	14,975,571
Straumann Holding AG	123,604	33,119,301
		120,970,766
Health Care Providers & Services - 4.5%
Aetna, Inc.	298,400	25,704,176

	Shares	Value (Note 1)
Humana, Inc. (a)	1,406,300	$ 67,333,644
UnitedHealth Group, Inc.	2,496,570	140,307,234
WebMD Health Corp. Class A	195,500	4,818,880
		238,163,934
Pharmaceuticals - 7.1%
Cipla Ltd.	2,199,966	19,014,152
Johnson & Johnson	1,288,800	81,555,264
Novartis AG sponsored ADR	995,600	50,775,600
Roche Holding AG (participation certificate)	824,168	114,508,466
Sepracor, Inc. (a)	745,900	44,000,641
Wyeth	1,385,200	64,093,204
		373,947,327
TOTAL HEALTH CARE		943,125,468
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	2,022,500	75,843,750
The Boeing Co.	978,600	66,495,870
United Technologies Corp.	255,700	13,255,488
		155,595,108
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,273,414	16,121,421
Commercial Services & Supplies - 0.3%
Tele Atlas NV (a)	432,200	14,954,446
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	149,200	4,608,788
Jacobs Engineering Group, Inc. (a)	76,700	5,169,580
		9,778,368
Industrial Conglomerates - 5.4%
General Electric Co.	8,399,900	282,824,633
Marine - 0.4%
Alexander & Baldwin, Inc.	409,484	21,800,928
TOTAL INDUSTRIALS		501,074,904
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 4.0%
Alcatel SA sponsored ADR (a)(d)	2,727,700	36,605,734
CIENA Corp. (a)(e)	39,032,700	103,046,328
Corning, Inc. (a)	598,500	11,569,005
Finisar Corp. (a)(e)	19,234,600	26,351,402
Juniper Networks, Inc. (a)	425,400	10,120,266
Lucent Technologies, Inc. (a)	5,327,500	17,314,375
NMS Communications Corp. (a)	1,903,170	7,041,729
		212,048,839
Computers & Peripherals - 0.4%
Dell, Inc. (a)	422,909	14,463,488
SanDisk Corp. (a)	4,200	202,650
Synaptics, Inc. (a)	170,400	3,203,520
		17,869,658
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	336,223	$ 5,362,757
NetRatings, Inc. (a)	364,448	5,546,899
Yahoo!, Inc. (a)	428,900	14,513,976
		25,423,632
IT Services - 0.0%
Infosys Technologies Ltd.	23,030	1,317,879
Semiconductors & Semiconductor Equipment - 3.0%
Applied Micro Circuits Corp. (a)	2,769,400	8,308,200
ASML Holding NV (NY Shares) (a)	1,404,100	23,181,691
ATI Technologies, Inc. (a)	2,812,900	38,881,217
Intel Corp.	213,110	5,253,162
PMC-Sierra, Inc. (a)	3,087,650	27,202,197
Silicon On Insulator TEChnologies SA (SOITEC) (a)	276,440	4,676,164
Teradyne, Inc. (a)(d)	2,135,900	35,242,350
United Microelectronics Corp. sponsored ADR	850,112	3,060,403
Vitesse Semiconductor Corp. (a)	132,500	249,100
Xilinx, Inc.	426,177	11,869,029
		157,923,513
Software - 9.7%
Activision, Inc. (a)	2,192,050	44,827,423
Cadence Design Systems, Inc. (a)	1,277,300	20,641,168
Gameloft (a)	2,429,295	17,611,338
Microsoft Corp.	13,943,646	358,770,012
NAVTEQ Corp. (a)	276,000	13,786,200
NDS Group PLC sponsored ADR (a)	226,600	8,418,190
Take-Two Interactive Software, Inc. (a)	932,400	20,596,716
THQ, Inc. (a)	1,285,594	27,408,864
		512,059,911
TOTAL INFORMATION TECHNOLOGY		926,643,432
MATERIALS - 3.3%
Chemicals - 0.3%
Monsanto Co.	216,200	13,566,550
Metals & Mining - 3.0%
Alamos Gold, Inc. (a)	1,058,900	4,371,856
Allegheny Technologies, Inc.	383,200	11,871,536
Apex Silver Mines Ltd. (a)	620,000	9,740,200
Glamis Gold Ltd. (a)	1,898,600	41,643,127
IAMGOLD Corp.	819,200	6,010,473
Newmont Mining Corp.	1,534,100	72,363,497
Titanium Metals Corp. (a)(d)	287,200	11,361,632
		157,362,321
TOTAL MATERIALS		170,928,871

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
SBC Communications, Inc.	3,601,700	$ 86,332,749
Verizon Communications, Inc.	1,767,800	57,789,382
		144,122,131
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
TXU Corp.	255,100	28,795,688
TOTAL COMMON STOCKS (Cost $4,551,954,633)		4,881,124,986
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	255
TOTAL PREFERRED STOCKS (Cost $1,793,525)		255
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	21,008,262
TOTAL CONVERTIBLE BONDS (Cost $21,472,727)		21,008,262
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 3.82% (b)	370,258,804	370,258,804
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	54,403,925	54,403,925
TOTAL MONEY MARKET FUNDS (Cost $424,662,729)		424,662,729
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,999,883,614)		5,326,796,232
NET OTHER ASSETS - (1.3)%		(66,978,241)
NET ASSETS - 100%		$ 5,259,817,991
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
GeneProt, Inc. Series A	7/7/00	$ 1,402,500
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Switzerland	5.3%
France	2.0%
Canada	1.7%
Bermuda	1.1%
Others (individually less than 1%)	3.2%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 33,106,392	$ 53,715,418	$ -	$ -	$ 103,046,328
Delta Air Lines, Inc.	17,629,662	25,692,577	14,455,755	-	-
Dendreon Corp.	9,676,546	20,340,389	22,661,492	-	-
Finisar Corp.	-	30,625,793	-	-	26,351,402
GameStop Corp. Class A	-	43,539,249	-	-	59,021,985
Monro Muffler Brake, Inc.	8,144,129	9,127,749	10,128,273	35,702	-
Northwest Airlines Corp.	-	66,059,957	33,608,063	-	-
Total	$ 68,556,729	$ 249,101,132	$ 80,853,583	$ 35,702	$ 188,419,715

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2005
Assets
Investment in securities, at value (including securities loaned of $53,134,358) (cost $4,999,883,614) - See accompanying schedule		$ 5,326,796,232
Cash		2
Foreign currency held at value (cost $2,504,663)		2,506,349
Receivable for investments sold		132,201,036
Receivable for fund shares sold		68,081
Dividends receivable		5,809,700
Interest receivable		1,496,755
Prepaid expenses		2,749
Other affiliated receivables		43,008
Other receivables		1,153,894
Total assets		5,470,077,806
Liabilities
Payable for investments purchased	$ 147,539,014
Payable for fund shares redeemed	4,410,396
Accrued management fee	2,481,516
Distribution fees payable	60,600
Other affiliated payables	419,654
Other payables and accrued expenses	944,710
Collateral on securities loaned, at value	54,403,925
Total liabilities		210,259,815
Net Assets		$ 5,259,817,991
Net Assets consist of:
Paid in capital		$ 4,820,185,861
Undistributed net investment income		48,576,995
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		64,972,885
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		326,082,250
Net Assets		$ 5,259,817,991
Calculation of Maximum Offering Price
Class O: Net Asset Value, offering price and redemption price per share ($4,965,789,282 ÷ 416,935,255 shares)		$ 11.91
Class A: Net Asset Value and redemption price per share ($293,602,403 ÷ 25,174,331 shares)		$ 11.66
Maximum offering price per share (100/94.25 of $11.66)		$ 12.37
Class T: Net Asset Value and redemption price per share ($102,801 ÷ 8,818 shares)		$ 11.66
Maximum offering price per share (100/96.5 of $11.66)		$ 12.08
Class B: Net Asset Value and offering price per share ($117,845 ÷ 10,123 shares)A		$ 11.64
Class C: Net Asset Value and offering price per share ($102,742 ÷ 8,823 shares)A		$ 11.64
Institutional Class: Net Asset Value, offering price and redemption price per share ($102,918 ÷ 8,643 shares)		$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended September 30, 2005
Investment Income
Dividends (including $35,702 received from affiliated issuers)		$ 77,253,784
Special Dividends		21,063,738
Interest		12,652,941
Security lending		3,902,462
Total income		114,872,925

Expenses
Management fee	$ 30,125,130
Transfer agent fees	981,298
Distribution fees	620,417
Accounting and security lending fees	1,376,407
Independent trustees' compensation	26,101
Appreciation in deferred trustee compensation account	4,129
Custodian fees and expenses	505,539
Registration fees	84,756
Audit	92,307
Legal	13,555
Miscellaneous	62,892
Total expenses before reductions	33,892,531
Expense reductions	(5,886,738)	28,005,793
Net investment income (loss)		86,867,132
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $2,373,461) (Including realized gain (loss) of $(77,454,408) from affiliated issuers)	291,447,375
Foreign currency transactions	(428,439)
Total net realized gain (loss)		291,018,936
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $346,276)	94,901,531
Assets and liabilities in foreign currencies	(7,271)
Total change in net unrealized appreciation (depreciation)		94,894,260
Net gain (loss)		385,913,196
Net increase (decrease) in net assets resulting from operations		$ 472,780,328

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2005	Year ended September 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,867,132	$ 56,604,027
Net realized gain (loss)	291,018,936	266,670,310
Change in net unrealized appreciation (depreciation)	94,894,260	198,286,124
Net increase (decrease) in net assets resulting from operations	472,780,328	521,560,461
Distributions to shareholders from net investment income	(76,323,539)	(37,191,884)
Share transactions - net increase (decrease)	(351,020,942)	(41,345,741)
Total increase (decrease) in net assets	45,435,847	443,022,836

Net Assets
Beginning of period	5,214,382,144	4,771,359,308
End of period (including undistributed net investment income of $48,576,995 and undistributed net investment income of $38,016,851, respectively)	$ 5,259,817,991	$ 5,214,382,144

Financial Highlights - Class O

Years ended September 30,	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.02	$ 8.40	$ 10.14	$ 16.13
Income from Investment Operations
Net investment income (loss) C	.19 D	.12	.08	.09	.08
Net realized and unrealized gain (loss)	.86	.97	1.63	(1.73)	(4.19)
Total from investment operations	1.05	1.09	1.71	(1.64)	(4.11)
Distributions from net investment income	(.17)	(.08)	(.09)	(.10)	(.08)
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.17)	(.08)	(.09)	(.10)	(1.88)
Net asset value, end of period	$ 11.91	$ 11.03	$ 10.02	$ 8.40	$ 10.14
Total Return A,B	9.51%	10.91%	20.45%	(16.39)%	(27.64)%
Ratios to Average Net Assets E
Expenses before expense reductions	.62%	.61%	.62%	.61%	.60%
Expenses net of voluntary waivers, if any	.62%	.61%	.62%	.61%	.60%
Expenses net of all reductions	.51%	.55%	.50%	.43%	.55%
Net investment income (loss)	1.68% D	1.13%	.88%	.86%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,965,789	$ 4,998,159	$ 4,633,668	$ 3,811,815	$ 4,523,725
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.28%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2005 H	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 9.81	$ 8.25	$ 9.97	$ 15.94
Income from Investment Operations
Net investment income (loss) D	.13 E	.04	- G	- G	(.03)
Net realized and unrealized gain (loss)	.83	.96	1.59	(1.70)	(4.14)
Total from investment operations	.96	1.00	1.59	(1.70)	(4.17)
Distributions from net investment income	(.10)	(.01)	(.03)	(.02)	-
Distributions from net realized gain	-	-	-	-	(1.80)
Total distributions	(.10)	(.01)	(.03)	(.02)	(1.80)
Net asset value, end of period	$ 11.66	$ 10.80	$ 9.81	$ 8.25	$ 9.97
Total Return A,B,C	8.86%	10.20%	19.30%	(17.10)%	(28.32)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of voluntary waivers, if any	1.17%	1.34%	1.49%	1.48%	1.50%
Expenses net of all reductions	1.06%	1.27%	1.37%	1.30%	1.44%
Net investment income (loss)	1.14% E	.40%	-	(.01)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 293,602	$ 216,223	$ 137,691	$ 65,844	$ 38,389
Portfolio turnover rate	244%	212%	349%	326%	196%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .74%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.31
Total from investment operations	.32
Net asset value, end of period	$ 11.66
Total Return B,C,D	2.82%
Ratios to Average Net Assets G
Expenses before expense reductions	1.33% A
Expenses net of voluntary waivers, if any	1.33% A
Expenses net of all reductions	1.21% A
Net investment income (loss)	.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.85% A
Expenses net of voluntary waivers, if any	1.85% A
Expenses net of all reductions	1.74% A
Net investment income (loss)	(.32)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 118
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.31
Total from investment operations	.30
Net asset value, end of period	$ 11.64
Total Return B,C,D	2.65%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A
Expenses net of voluntary waivers, if any	1.82% A
Expenses net of all reductions	1.71% A
Net investment income (loss)	(.30%) A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.57
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.32
Total from investment operations	.34
Net asset value, end of period	$ 11.91
Total Return B,C	2.94%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A
Expenses net of voluntary waivers, if any	.83% A
Expenses net of all reductions	.71% A
Net investment income (loss)	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate	244%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2005

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The fund is authorized to issue an unlimited number of shares.

The fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class T, Class B, Class C and Institutional Class on July 12, 2005. At the same time Class N was renamed Class A. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of Class O are only offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: O, a unit investment trust. Shares of Class A are also offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II: N, a unit investment trust, as well as through intermediaries.

Fidelity intends to continue to offer contractual plans for sale, though pending federal legislation would prohibit future contractual plan sales. As drafted, this proposed legislation would not alter the rights of existing Destiny Planholders.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 436,997,155
Unrealized depreciation	(130,117,370)
Net unrealized appreciation (depreciation)	306,879,785
Undistributed ordinary income	44,562,527
Undistributed long-term capital gain	79,787,519

Cost for federal income tax purposes	$ 5,019,916,447

The tax character of distributions paid was as follows:

	September 30, 2005	September 30, 2004
Ordinary Income	$ 76,323,539	$ 37,191,884

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,962,068,968 and $12,244,760,310, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 619,825	$ -
Class T	.25%	.25%	114	114
Class B	.75%	.25%	251	246
Class C	.75%	.25%	227	227
			$ 620,417	$ 587

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares. Class A shares purchased through the Fidelity Systematic Investment Plans are not subject to these front-end and contingent deferred sales charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	-
Class B *	-
Class C *	-
$ 5

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FSC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FSC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. Prior to July 12, 2005, FSC received a fee for Class N (since renamed Class A) based on monthly Destiny Plan payment amounts or per transaction that could not exceed an annualized rate of .63% of the Class N shares' monthly net assets. For the period, the total transfer agent fees paid by each class to FSC were as follows:

	Amount	% of Average Net Assets
Class O	$ 180,669.00
Class A	800,434.31
Class T	46.20
Class B	57.23
Class C	46.20
Institutional Class	46.20
	$ 981,298

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $12,819,468 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $905,339 for the period.

Annual Report

Notes to Financial Statements - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$ 46,973
Class A	2,773

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,833,087 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,022. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$ 2,883

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2005	2004
From net investment income
Class O	$ 74,292,069	$ 37,037,797
Class A	2,031,470	154,087
Total	$ 76,323,539	$ 37,191,884

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2005 A	2004	2005 A	2004
Class O
Shares sold	24,435,956	27,510,342	$ 277,483,378	$ 296,503,239
Reinvestment of distributions	5,981,021	3,176,502	69,670,688	33,512,084
Shares redeemed	(66,463,101)	(40,198,116)	(756,086,897)	(434,680,135)
Net increase (decrease)	(36,046,124)	(9,511,272)	$ (408,932,831)	$ (104,664,812)
Class A
Shares sold	7,215,759	7,130,219	$ 80,409,418	$ 75,433,578
Reinvestment of distributions	168,925	8,588	1,935,076	89,154
Shares redeemed	(2,227,995)	(1,151,795)	(24,847,672)	(12,203,661)
Net increase (decrease)	5,156,689	5,987,012	$ 57,496,822	$ 63,319,071
Class T
Shares sold	8,818	-	$ 100,000	$ -
Net increase (decrease)	8,818	-	$ 100,000	$ -
Class B
Shares sold	10,123	-	$ 115,009	$ -
Net increase (decrease)	10,123	-	$ 115,009	$ -
Class C
Shares sold	8,823	-	$ 100,058	$ -
Net increase (decrease)	8,823	-	$ 100,058	$ -
Institutional Class
Shares sold	8,643	-	$ 100,000	$ -
Net increase (decrease)	8,643	-	$ 100,000	$ -

A Share transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 22, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005-present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005-present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Destiny II. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Adam Hetnarski (41)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds. Mr. Hetnarski also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Destiny II. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002-present) and President of Fidelity Investment Operations (2005-present) which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he served as President (1998-2005). Mr. Hayes serves as President of Fidelity Service Company (2003-present) where he also serves as a Director. Mr. Hayes also served as President of Fidelity Investments Operations Group (FIOG, 2002-2005).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Destiny II. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Destiny II. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Destiny II. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (51)
Year of Election or Appointment: 2004 Assistant Treasurer of Destiny II. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (50)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Destiny II. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%

Class O designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 26, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,208,382,690.71	76.063%
Against	1,724,200,246.58	21.124%
Abstain	229,323,062.04	2.810%
Broker Non-Votes	288,938.96	0.004%
TOTAL	8,162,194,938.29	100.000%
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	7,841,421,406.70	96.070%
Withheld	320,773,531.59	3.930%
TOTAL	8,162,194,938.29	100.000%
Albert R. Gamper, Jr. B
Affirmative	7,828,620,938.56	95.913%
Withheld	333,573,999.73	4.087%
TOTAL	8,162,194,938.29	100.000%
Robert M. Gates
Affirmative	7,698,226,995.74	94.316%
Withheld	463,967,942.55	5.684%
TOTAL	8,162,194,938.29	100.000%
George H. Heilmeier
Affirmative	7,718,888,655.41	94.569%
Withheld	443,306,282.88	5.431%
TOTAL	8,162,194,938.29	100.000%
Abigail P. Johnson
Affirmative	7,673,911,405.84	94.018%
Withheld	488,283,532.45	5.982%
TOTAL	8,162,194,938.29	100.000%
Edward C. Johnson 3d
Affirmative	7,663,368,736.50	93.889%
Withheld	498,826,201.79	6.111%
TOTAL	8,162,194,938.29	100.000%
Stephen P. Jonas
Affirmative	7,691,649,604.32	94.235%
Withheld	470,545,333.97	5.765%
TOTAL	8,162,194,938.29	100.000%
Marie L. Knowles
Affirmative	7,715,176,904.55	94.523%
Withheld	447,018,033.74	5.477%
TOTAL	8,162,194,938.29	100.000%
	# of Votes	% of Votes
Ned C. Lautenbach
Affirmative	7,724,450,005.27	94.637%
Withheld	437,744,933.02	5.363%
TOTAL	8,162,194,938.29	100.000%
Marvin L. Mann
Affirmative	7,705,305,152.88	94.402%
Withheld	456,889,785.41	5.598%
TOTAL	8,162,194,938.29	100.000%
William O. McCoy
Affirmative	7,694,658,613.44	94.272%
Withheld	467,536,324.85	5.728%
TOTAL	8,162,194,938.29	100.000%
Robert L. Reynolds
Affirmative	7,712,454,548.18	94.490%
Withheld	449,740,390.11	5.510%
TOTAL	8,162,194,938.29	100.000%
Cornelia M. Small
Affirmative	7,719,750,543.37	94.579%
Withheld	442,444,394.92	5.421%
TOTAL	8,162,194,938.29	100.000%
William S. Stavropoulos
Affirmative	7,721,337,234.05	94.599%
Withheld	440,857,704.24	5.401%
TOTAL	8,162,194,938.29	100.000%
Kenneth L. Wolfe
Affirmative	7,720,752,910.62	94.592%
Withheld	441,442,027.67	5.408%
TOTAL	8,162,194,938.29	100.000%
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2004, the returns of Class O and Class N (effective July 12, 2005, Class N was renamed Class A) of the fund, the returns of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class N, with a 25 basis point 12b-1 fee, were the only classes available during the periods shown. (The additional Advisor classes, which have higher 12b-1 fees, became available on July 18, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the second quartile for the one-, three-, and five-year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the three-year cumulative total return of Class O of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board has had thorough discussions with FMR throughout the year about the Board's and FMR's concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR's recent reorganization of its senior management team and FMR's plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class O ranked below its competitive median for 2004, and the total expenses of Class N (effective July 12, 2005, Class N was renamed Class A) ranked above its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity's fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny II - Class O

82 Devonshire Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIO-UPROANN-1105
1.791860.102

Item 2. Code of Ethics

As of the end of the period, September 30, 2005, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Destiny I and Destiny II (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Destiny I	$42,000	$42,000
Destiny II	$45,000	$40,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,200,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A
Destiny I	$0	$0
Destiny II	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Destiny I	$4,000	$3,900
Destiny II	$4,000	$3,900
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Destiny I	$0	$0
Destiny II	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
Deloitte Entities	$210,000	$790,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2005 and September 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2005 and September 30, 2004, the aggregate fees billed by Deloitte Entities of $600,000A and $1,750,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$200,000	$800,000
Non-Covered Services	$400,000	$950,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 22, 2005